May 1, 2002 Prospectus for

New York Keyport Vista

Variable Annuity

Annuities are:
not insured by the FDIC or any other federal government agency;
not a deposit or other obligation of, underwritten or guaranteed by, the depository institution;
subject to investment risks, including the possible loss of
principal amount invested.

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PROSPECTUS FOR

KEYPORT VISTA VARIABLE ANNUITY

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY

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This prospectus describes the Keyport Vista variable annuity group Contracts and Certificates offered by Keyport Benefit Life Insurance Company. All discussion of Certificates applies to the Contracts unless specified otherwise.

Under the Certificate, you may elect to have value accumulate on a variable or fixed basis. You may also elect to receive periodic annuity payments on either a variable or fixed basis. This prospectus generally describes only the variable features of the Certificate. For a summary of the Fixed Account and its features, see Appendix A. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments.

We will allocate your purchase payments to the investment options and the Fixed Account in the proportions you choose. The Certificate currently offers thirty-four investment options, each of which is a Sub-account of Variable Account A. Currently, you may choose among the Sub-accounts investing in the following Eligible Funds:

AIM Variable Insurance Funds, Inc.: AIM V.I. Capital Appreciation Fund; AIM V.I. International Growth Fund (formerly AIM V.I. International Equity Fund) and AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)

Alliance Variable Products Series Fund, Inc.: Growth and Income Portfolio; Premier Growth Portfolio; Technology Portfolio and Worldwide Privatization Portfolio

Liberty Variable Investment Trust: Colonial High Yield Securities Fund, Variable Series; Colonial Small Cap Value Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; Crabbe Huson Real Estate Investment Fund, Variable Series (not currently available investment); Liberty All-Star Equity Fund, Variable Series; Liberty Newport Japan Opportunities Fund, Variable Series( not currently available for investment); Liberty S&P 500 Index Fund, Variable Series; Liberty Select Value Fund, Variable Series; Liberty Value Fund, Variable Series; Newport Tiger Fund, Variable Series; Rydex Financial Services Fund, Variable Series; and Rydex Health Care Fund, Variable Series

MFS Variable Insurance Trust: MFS Emerging Growth Series, MFS Investors Growth Stock Series, MFS Investors Trust Series and MFS New Discovery Series

RYDEX VARIABLE TRUST: Rydex OTC Fund

SteinRoe Variable Investment Trust: Liberty Federal Securities Fund, Variable Series; Stein Roe Balanced Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; and Stein Roe Money Market Fund, Variable Series;

VARIABLE INSURANCE PRODUCTS FUND: Equity Income Portfolio

VARIABLE INSURANCE PRODUCTS FUNDS: Dynamic Capital Appreciation Portfolio and Growth Opportunities Portfolio

WANGER ADVISORS TRUST: Wanger Foreign Forty; Wanger International Small Cap; Wanger Twenty; and Wanger U.S. Small Cap

You may not purchase a Certificate if either you or the Annuitant are 90 years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are 75 years old or older before we receive your application (age 90 applies to Roth IRAs).

The purchase of a Contract or Certificate involves certain risks. Investment performance of the Sub-accounts may vary based on the performance of the related Eligible Funds. We do not guarantee any minimum Certificate Value for amounts allocated to the Sub-accounts.

The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and availability of the other certificates.

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This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing us at 125 High Street, Boston, MA 02110, by calling (800)437-4466 or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page 36 of this prospectus.

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The date of this prospectus is May 1, 2002.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

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DEFINITIONS

Accumulation Unit: A unit of measurement used to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate.

Certificate Value: The sum of the Variable Account Value and the Fixed Account Value under your Certificate at a given time.

Certificate Withdrawal Value: The Certificate Value less any premium taxes.

Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("we", "us", "our", "Keyport Benefit"): Keyport Benefit Life Insurance Company.

Covered Person: The person(s) identified in the Certificate whose death may result in an adjustment of Certificate Value.

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

Fixed Account: Part of our general account to which purchase payments or Certificate Values may be allocated or transferred.

Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.

Guarantee Period Anniversary: An anniversary of a Guarantee Period's Start Date.

Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Later Guarantee Period Months begin on the same day in the following months.

Guarantee Period Year: The twelve-month period which begins on the Start Date. Guarantee Period Years thereafter begin on each Guaranteed Period Anniversary.

In Force: The status of the Certificate before the Income Date so long as:

(1)	it is not totally surrendered,

(2)	the Certificate Value under a Certificate does not go to zero, and

(3)	there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code ("Code") or a deferred compensation plan for a state and local government or another tax exempt organization under Section 457 of the Code.

Service Office: Our Service Office which is located at 125 High Street, Boston, Massachusetts 02110.

Start Date: The date money is first allocated to a Guarantee Period of the Fixed Account.

Variable Account: Variable Account A which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-accounts which invest in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our Service Office.

SUMMARY OF CERTIFICATE FEATURES

This summary does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, that differ from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificates.

The Certificate

The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account and/or the Fixed Account.

The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen.

The Fixed Account is part of our "general account", which consists of all our assets except the Variable Account and the assets of other separate investment accounts we maintain. If you allocate payments to the Fixed Account, your accumulation value will increase at guaranteed interest rates and annuity payments will be of a fixed amount. (See Appendix A for more information on the Fixed Account.)

If you allocate payments to both the Variable and the Fixed Accounts, then the accumulation value and annuity payments will be variable in part and fixed in part.

Purchase of the Certificate

You may make multiple purchase payments. The minimum initial payment is $25,000. The minimum amount for each subsequent payment is $1,000 or a lesser amount as we may permit from time to time which is currently $250.

(See "Purchase Payments and Applications".)

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:

AIM Variable Insurance Funds, Inc. ("AIM Insurance Funds")

  AIM V.I. Capital Appreciation Fund ("AIM Capital Appreciation")

  AIM V.I. International Growth Fund ("AIM International Growth")

  AIM V.I. Premier Equity Fund ("AIM Premier Equity")

Alliance Variable Products Series Fund, Inc. ("Alliance Series Fund")

  Growth and Income Portfolio ("Alliance Growth and Income")

  Premier Growth Portfolio ("Alliance Premier Growth")

  Technology Portfolio ("Alliance Technology")

  Worldwide Privatization Portfolio ("Alliance Worldwide Privatization")

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Liberty Variable Investment Trust ("Liberty Trust")

  Colonial High Yield Securities Fund, Variable Series ("Colonial High Yield Securities")

  Colonial Small Cap Value Fund, Variable Series ("Colonial Small Cap Value")

  Colonial Strategic Income Fund, Variable Series ("Colonial Strategic Income")

  Colonial U.S. Growth & Income Fund, Variable Series ("Colonial U.S. Growth & Income")

  Crabbe Huson Real Estate Investment Fund, Variable Series ("Crabbe Huson Real Estate") (not currently      available for investment)

  Liberty All-Star Equity Fund, Variable Series ("Liberty All-Star Equity")

  Liberty Newport Japan Opportunities Fund, Variable Series ("Liberty Newport Japan Opportunities") (not      currently available for investment)

  Liberty S&P 500 Index Fund, Variable Series ("Liberty S&P 500 Index")

  Liberty Select Value Fund, Variable Series ("Liberty Select Value")

  Liberty Value Fund, Variable Series ("Liberty Value")

  Newport Tiger Fund, Variable Series ("Newport Tiger")

  Rydex Financial Services Fund, Variable Series ("Rydex Financial Services")

  Rydex Health Care Fund, Variable Series ("Rydex Health Care")

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MFS Variable Insurance Trust ("MFS Trust")

  MFS Emerging Growth Series ("MFS Emerging Growth")

  MFS Investors Growth Stock Series ("MFS Investors Growth Stock")

  MFS Investors Trust Series ("MFS Investors Trust")

  MFS New Discovery Series ("MFS New Discovery")

Rydex Variable Trust ("Rydex Trust")

  OTC Fund ("Rydex OTC")

SteinRoe Variable Investment Trust ("SteinRoe Trust")

  Liberty Federal Securities Fund, Variable Series ("Liberty Federal Securities")

  Stein Roe Balanced Fund, Variable Series ("Stein Roe Balanced")

  Stein Roe Growth Stock Fund, Variable Series ("Stein Roe Growth Stock")

  Stein Roe Money Market Fund, Variable Series ("Stein Roe Money Market")

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Variable Insurance Products Fund ("Fidelity VIP Fund")

  Equity Income Portfolio ("Fidelity VIP Equity-Income")

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Variable Insurance Products Funds("Fidelity VIP Funds")

  Dynamic Capital Appreciation Portfolio ("Fidelity VIP Dynamic Capital Appreciation")

  Growth Opportunities Portfolio ("Fidelity VIP Growth Opportunities")

Wanger Advisors Trust ("Wanger Trust")

  Wanger Foreign Forty Fund ("Wanger Foreign Forty")

  Wanger International Small Cap Fund ("Wanger International Small Cap")

  Wanger Twenty Fund ("Wanger Twenty")

  Wanger U.S. Small Cap Fund ("Wanger U.S. Small Cap")

Fees and Charges

     Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge at an annual rate of 1.25% of your average daily net asset value in the Variable Account. (See "Deductions for Mortality and Expense Risk Charge".)

     Administrative Charge

We deduct a daily administrative charge at an annual rate of .15% of your daily net asset value in the Variable Account. (See "Deductions for Daily Administrative Charge".)

     Transfer Charge

Currently, there is no transfer charge. However, the Certificate permits us to charge you up to $25 for each transfer in excess of 12 in each year your Certificate is In Force.

     Premium Taxes

We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 3.5%. (See "Deductions for Premium Taxes".)

     Federal Income Taxes

You will not pay federal income taxes on the increases in the value of a Certificate until you make a withdrawal, such as a lump sum payment or annuity payment, or make a gift or assignment. Some withdrawals may also be subject to a 10% federal penalty tax. (See "Tax Status".)

Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. We will refund your Certificate Value as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period.

FEE TABLE

Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:	0%
Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):	0%
Maximum Total Certificate Owner Transaction Expenses
(as a percentage of purchase payments):	0%

Annual Certificate Maintenance Charge	$0
Maximum Transfer Charge (currently $0):	$25*

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Variable Account Annual Expenses

(as a percentage of average net assets)

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Mortality and Expense Risk Charge:	1.25%
Administrative Charge:	.15%
Total Variable Account Annual Expenses:	1.40%

*Applicable to each transfer after the first twelve transfers in each Certificate Year. We are currently waiving this fee. See "Deductions for  Transfers of Variable Account Value".

AIM Insurance Funds, Alliance Series Fund, Fidelity VIP Fund, Fidelity VIP Funds, Liberty Trust, MFS Trust,

Rydex Trust, SteinRoe Trust and Wanger Trust Annual Expenses1

(Numbers in Parentheses Represent Expenses After Any Fee Waiver and/or Expense Reimbursement)2

(as a percentage of average net assets)
	Management	Rule 12b-1	Other	Total Fund
Fund	Fees	Fees	Expenses	Operating Expenses

AIM Capital Appreciation	.61%		.24%	.85%
AIM International Growth	.73%		.32%	1.05%
AIM Premier Equity	.60%		.25%	.85%
Alliance Growth & Income[3]	.63%	.25%	.04%	.92%
Alliance Premier Growth[3]	1.00%	.25%	.04%	1.29%
Alliance Technology[3]	1.00%	.25%	.08%	1.33%
Alliance Worldwide Privatization[3]	1.00%(.46%)	.25%	.68%(.49%)	1.93%(1.20%)
Fidelity VIP Dynamic Capital Appreciation[3]	.58%	.25%	2.94%(.92%)	3.77%(1.75%)
Fidelity VIP Equity-Income[3]	.48%	.25%	.11%	.84%
Fidelity VIP Growth Opportunities[3]	.58%	.25%	.12%	.95%
Colonial High Yield Securities[3]	.60%	.25%(.02%)	.33%	1.19%(0.95%)
Colonial Small Cap Value[3]	.80%	.25%(.00%)	.52%(.30%)	1.57%(1.10%)
Colonial Strategic Income[3]	.65%	.25%(.15%)	.20%	1.10%(1.00%)
Colonial U.S. Growth & Income[3]	.80%	.25%(.04%)	.16%	1.21%(1.00%)
Crabbe Huson Real Estate[3]	1.00%	.25%	2.00%(.20%)	3.25%(1.45%)
Liberty All-Star Equity[3]	.80%	.25%(.00%)	.20%	1.25%(1.00%)
Liberty Newport Japan Opportunities[3]	1.20%	.25%(.00%)	3.58%(.65%)	5.03%(1.85%)
Liberty S&P 500 Index[3]	.40%	.25%(.00%)	.63%(.35%)	1.28%(0.75%)
Liberty Select Value[3]	.70%	.25%(.00%)	.88%(.40%)	1.83%(1.10%)
Liberty Value[3]	.65%	.25%	.16%	1.06%
Newport Tiger[3]	.90%	.25%	.41%	1.56%
Rydex Financial Services[3]	.85%	.25%(.00%)	1.92%(.60%)	3.02%(1.45%)
Rydex Health Care[3]	1.00%	.25%(.00%)	1.36%(.60%)	2.61%(1.60%)
MFS Emerging Growth[3]	.75%	.25%	.12%	1.12%
MF Investors Growth Stock[3]	.75%	.25%	.17%	1.17%
MFS Investors Trust[3]	.75%	.25%	.15%	1.15%
MFS New Discovery[3]	.90%	.25%	.19%(.16%)	1.34%(1.31%)
Rydex OTC	.75%		.70%	1.45%
Liberty Federal Securities[3]	.55%	.25%(.21%)	.14%	.94%(.90%)
Stein Roe Balanced[3]	.60%	.25%(.19%)	.11%	.96%(.90%)
Stein Roe Growth Stock[3]	.65%	.25%(.19%)	.11%	1.01%(.95%)
Stein Roe Money Market	.50%		.06%	.56%
Wanger Foreign Forty	1.00%		.45%	1.45%
Wanger International Small Cap	1.24%		.19%	1.43%
Wanger Twenty	.95%		.38%	1.33%
Wanger U.S. Small Cap	.94%		.0521%	.99%

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not currently available for investment.

1All Trust and Fund expenses are for 2001. The AIM Insurance Funds, Alliance Series Fund, Fidelity Portfolios, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust reflect the Fund's or Trust's manager's agreement to waive fees or reimburse expenses above certain limits (see footnote 2).

2The manager of AIM Insurance Funds may from time to time waive all or a portion of its advisory fees and/or assume certain expenses of the Eligible Funds. Fee waivers or reductions, other than those contained in the AIM Insurance Funds' advisory agreement, may be modified or terminated at any time. The AIM Insurance Funds' manager did not waive advisory fees or assume expenses in 2001.

The manager of Alliance Series Fund has agreed to continue voluntary expense reimbursements for Alliance Worldwide Privatization for the foreseeable future. Each percentage shown in the parentheses is what the expenses were with expense reimbursement: for Alliance Worldwide Privatization--.51% for management fees, .44% for other expenses and 1.20% for total expenses.

The manager of Fidelity Portfolios has agreed to reimburse total operating expenses, excluding interest, taxes, brokerage and extraordinary expenses, in excess of 1.75% of the average net assets of Fidelity VIP Dynamic Capital Appreciation. This arrangement can be discontinued by the fund's manager at any time. Each percentage shown in the parentheses is what the expenses were with expense reimbursement: for Fidelity VIP Dynamic Capital Appreciation -- .92% for other expenses and 1.75% for total expenses. Actual expenses for Fidelity VIP Equity-Income and Fidelity VIP Growth Opportunities were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

The manager and distributor of Liberty Trust have agreed to reimburse all incurred Fund expenses, including management fees, but excluding interest, taxes, brokerage, and extraordinary expenses, in excess of the following percentage of average net assets of each Eligible Fund: 1.00% for Liberty Value, Colonial Strategic Income, Colonial U.S. Growth & Income and Liberty All-Star Equity; 1.10% for Colonial Small Cap Value and Liberty Select Value; 1.45% for Crabbe Huson Real Estate and Rydex Financial Services; 1.75% for Newport Tiger; .95% for Colonial High Yield Securities; .75% for Liberty S&P 500 Index; 1.60% for Rydex Health Care; and 1.85% for Liberty Newport Japan Opportunities. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees (except for Crabbe Huson Real Estate). To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. The following percentages are what expenses were with expense reimbursement: for Colonial High Yield Securities--.02% for 12b-1 fees and .95% for total expenses; for Colonial Small Cap Value--.00% for 12b-1 fees, .30% for other expenses and 1.10% for total expenses; for Colonial Strategic Income--.15% for 12b-1 fees and 1.00% for total expenses; for Colonial U.S. Growth & Income--.04% for 12b-1 fees and 1.00% for total expenses; for Crabbe Huson Real Estate--.20% for other expenses and 1.45% for total expenses; for Liberty All-Star Equity--.00% for 12b-1 fees and 1.00% for total expenses; for Liberty Newport Japan Opportunities--.00% for 12b-1 fees, .65% for other expenses and 1.85% for total expenses; for Liberty S&P 500 Index--.00% for 12b-1 fees, .35% for other expenses and .75% for total expenses; for Liberty Select Value--.00% for 12b-1 fees, .40% for other expenses and 1.10% for total expenses; for Rydex Financial Services--.00% for 12b-1 fees, .60% for other expenses and 1.45% for total expenses; for Rydex Health Care--.00% for 12b-1 fees, .60% for other expenses and 1.60% for total expenses. The Liberty Trust's manager and distributor were not required to reimburse expenses in 2001 for Liberty Value and Newport Tiger.

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The manager of MFS Trust has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses", minus any amount received from the series' custodian under the expense offset arrangement described below, do not exceed 0.15% annually for MFS New Discovery. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. The following percentages are estimates of what the expenses would be with reimbursement by the manager of MFS Trust, but without the expense offset provided by the custodian: for MFS New Discovery--.16% for other expenses and 1.31% for total expenses. Each series of MFS Trust has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Other Expenses" would be lower, and total expenses for service class shares would be estimated to be: 1.11% for Emerging Growth Series; 1.30% for New Discovery Series; 1.14% for Investors Trust Series; and 1.15% for Investors Growth Stock Series. The total expenses for the New Discovery Series and the Investors Growth Stock Series shown in the previous sentence reflect both the expense offset arrangement with the custodian and reimbursement by the manager.

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The investment adviser and servicer to the Rydex Variable Trust may from time to time volunteer to waive fees and/or reimburse expenses. For the period ending December 31, 2001, there were no waivers or reimbursements.

The manager and distributor of SteinRoe Trust have agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average net assets of the following Eligible Funds: for Stein Roe Balanced--.90%; for Stein Roe Growth Stock--.95%; for Liberty Federal Securities--.90%; and for Stein Roe Money Market--.65%. To the extent a Fund's expenses are in excess of the applicable limitation up to .25%, the distributor will reimburse the Fund out of its 12b-1 fees. To the extent such expenses exceed the applicable limitation by more than .25%, the manager will reimburse the Fund for the portion over .25% from Other Expenses first and then, to the extent necessary, from Management Fees. The following percentages are what expenses were with expense reimbursement: for Liberty Securities--.21% for 12b-1 fees and .90% for total expenses; for Stein Roe Balanced--.19% for 12b-1 fees and .90% for total expenses; for Stein Roe Growth Stock--.19% for 12b-1 fees and .95% for total expenses. The SteinRoe Trust's manager and distributor were not required to reimburse expenses in 2001 for Stein Roe Money Market.

The manager of Wanger Trust has agreed to reimburse total operating expenses in excess of the following percentage of average net assets of the following Eligible Funds: 1.35% for Wanger Twenty; 1.45% for Wanger Foreign Forty and 2.00% for Wanger International Small Cap and Wanger U.S. Small Cap. The Wanger Trust's manager did not reimburse any expenses in 2001.

3The Eligible Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus.

EXAMPLE

Example 1. If your Certificate stays In Force through the periods shown or is surrendered or annuitized at the end of the periods shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets. The example assumes that the fee waivers and expense reimbursements described above continue throughout the period shown.

Sub-account	1 year	3 years	5 years	10 years
AIM Capital Appreciation	$23	$73	$131	$317
AIM International Growth	25	79	142	343
AIM Premier Equity	23	73	131	317
Alliance Growth & Income	23	75	135	326
Alliance Premier Growth	27	87	155	372
Alliance Technology	27	88	158	377
Alliance Worldwide Privatization	26	84	150	361
Fidelity VIP Dynamic Capital Appreciation	32	101	180	428
Fidelity VIP Equity Income	22	73	130	316
Fidelity VIP Growth Opportunities	24	76	137	330
Colonial High Yield Securities	24	76	137	330
Colonial Small Cap Value	25	81	145	349
Colonial Strategic Income	24	78	139	336
Colonial U.S. Growth & Income	24	78	139	336
Crabbe Huson Real Estate	28	92	164	392
Liberty All-Star Equity	24	78	139	336
Liberty Newport Japan Opportunities	32	104	186	439
Liberty S&P 500 Index	22	70	125	304
Liberty Select Value	25	81	145	349
Liberty Value	25	79	143	344
Newport Tiger	30	95	170	405
Rydex Financial Services	28	92	164	392
Rydex Health Care	30	96	172	410
MFS Emerging Growth	25	81	146	351
MFS Investors Growth Stock	26	83	149	358
MFS Investors Trust	26	82	148	355
MFS New Discovery	27	87	156	375
Rydex OTC	28	92	164	392
Liberty Federal Securities	23	74	134	324
Stein Roe Balanced	23	74	134	324
Stein Roe Growth Stock	24	76	137	330
Stein Roe Money Market	20	64	115	280
Wanger Foreign Forty	28	92	164	392
Wanger Internation Small Cap	28	91	163	389
Wanger Twenty	27	88	158	377
Wanger U.S. Small Cap	24	77	139	335

Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not currently available for investment.

EXPLANATION OF FEE TABLE AND EXAMPLE

The purpose of the fee table is to illustrate the expenses you may directly or indirectly bear under a Certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The fee table and examples do not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

The example assumes you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 3.5%) from Certificate Value upon full surrender, death or annuitization.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Fund Management" in the prospectus for AIM Insurance Funds, "Management of the Portfolios" in the prospectus for the Alliance Series Fund, "Operating Expenses" in the prospectuses for Fidelity Portfolios, "Trust Management Organizations" in the prospectus for Liberty Trust, "Expense Summary" in the prospectus for MFS Trust, "Management of the Fund" in the prospectus for Rydex Trust, and "Trust Management Organizations" in the prospectuses for SteinRoe Trust and Wanger Trust.

CONDENSED FINANCIAL INFORMATION
	Accumulation Unit Values*

	Accumulation	Accumulation	Number of
	Unit Value	Unit Value	Accumulation
	Beginning	End	Units End
Sub-Account	of Year**	of Year	of Year	Year

AIM Capital Appreciation	$13.898	$10.514	7,357	2001
	16.164	13.898	7,074	2000

AIM International Growth	11.095	8.366	123,306	2001
	13.148	11.095	22,859	2000

AIM Premier Equity	9.488	8.181	50,612	2001
	11.103	9.488	23,451	2000

Alliance Growth and Income	10.707	10.574	59,597	2001
	10.488	10.707	16,662	2000

Alliance Premier Growth	9.432	7.683	49,078	2001
	11.570	9.432	44,947	2000

Alliance Technology	11.525	8.472	24,668	2001
	16.445	11.525	16,564	2000

Alliance Worldwide Privatization	8.274	6.749	6,144	2001
	10.000	8.274	157	2000

Fidelity VIP Dynamic Capital Appreciation	10.000	9.338	0	2001

Fidelity VIP Equity-Income	10.761	10.057	57,960	2001
	10.000	10.761	16,231	2000

Fidelity VIP Growth Opportunities	8.334	7.015	21,768	2001
	10.000	8.334	13,048	2000

Colonial High Yield Securities	8.845	8.477	26,672	2001
	9.393	8.845	4,550	2000

Colonial Small Cap Value	10.544	11.354	22,842	2001
	9.196	10.544	14,640	2000

Colonial Strategic Income	14.075	14.387	21,361	2001
	14.004	14.075	6,505	2000

Colonial U.S. Growth & Income	27.774	27.211	20,569	2001
	27.420	27.774	5,903	2000

Crabbe Huson Real Estate	10.198	11.506	2,348	2001
	9.514	10.198	3,451	2000

Liberty All-Star Equity	9.956	8.559	11,627	2001
	13.309	9.956	8,659	2000

Liberty Newport Japan Opportunities	6.746	4.516	0	2001
	10.000	6.746	1,713	2000

Liberty S&P 500 Index	8.926	7.732	80,976	2001
	10.000	8.926	48,216	2000

Liberty Select Value	10.530	10.744	11,321	2001
	10.000	10.530	3,129	2000

Liberty Value	25.303	24.843	3,610	2001
	23.383	25.303	571	2000

Newport Tiger	10.888	8.948	132,922	2001
	12.019	10.888	2,521	2000

Rydex Financial Services	12.121	10.501	15,114	2001
	10.000	12.121	7,265	2000

Rydex Health Care	11.080	9.620	16,879	2001
	10.000	11.080	9,483	2000

MFS Emerging Growth	21.340	13.969	17,611	2001
	25.193	21.340	13,243	2000

MFS Investors Growth Stock	8.795	6.519	12,038	2001
	10.000	8.795	10,415	2000

MFS Investors Trust	9.678	8.007	23,226	2001
	10.000	9.678	14,295	2000

MFS New Discovery	9.109	8.510	19,942	2001
	10.000	9.109	18,822	2000

Rydex OTC	5.826	3.724	15,339	2001
	10.000	5.826	4,802	2000

Liberty Federal Securities	20.470	21.551	58,805	2001
	19.020	20.470	13,111	2000

Stein Roe Balanced	29.424	26.290	28,082	2001
	29.843	29.424	14,543	2000

Stein Roe Growth Stock	52.458	38.908	16,417	2001
	62.409	52.458	6,871	2000

Stein Roe Money Market	15.437	15.774	228,036	2001
	15.017	15.437	17,424	2000

Wanger Foreign Forty	9.697	7.017	408	2001
	10.000	9.697	0	2000
	Available in 2000 but no units were purchased

Wanger International Small Cap	8.931	6.944	96,847	2001
	10.000	8.931	0	2000
	Available in 2000 but no units were purchased

Wanger Twenty	10.393	11.180	2,291	2001
	10.000	10.393	1,364	2000

Wanger U.S. Small Cap	10.541	11.578	11,902	2001
	10.000	10.541	334	2000

Crabbe Huson Real Estate and Liberty Newport Japan Opportunities are not currently available for investment.

* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each value is as of June 1, 2000 which is the date the Eligible Fund Sub-account first became available except for the Wanger Trust Eligible Fund Sub-accounts which became available on October 16, 2000 and the Fidelity VIP Dynamic Capital Appreciation Fund Sub-account which became available on May 1, 2001.

The full financial statements for the Variable Account and Keyport Benefit are in the Statement of Additional Information.

PERFORMANCE INFORMATION

We may from time to time advertise certain performance information concerning the Sub-accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

We may advertise total return information for the Sub-accounts for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

Average annual total return information shows the average annual compounding change percentage applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. Average annual total return reflects historical investment results, less all Sub-account and Certificate charges and deductions. We do not deduct any premium taxes from average annual total return. Average annual total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

We also may present additional non-standardized total return information computed on a different basis.

o

First, we may present total return information as described above, except there are no Certificate deductions for premium tax charges. Because there are no charges deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods, it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value.

o

Second, certain of the Eligible Funds have been available for other variable annuity contracts prior to the beginning of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on the historical results of the Eligible Funds and applying the fees and charges of the Certificate for the specified time periods.

The Stein Roe Money Market Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period. It is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does include premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the Stein Roe Money Market Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

KEYPORT BENEFIT AND THE VARIABLE ACCOUNT

We were organized under the laws of the State of New York in 1987 as a stock life insurance company. We are a wholly-owned subsidiary of Keyport Life Insurance Company. Our executive offices are at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 and our Service Office is at 125 High Street, Boston, Massachusetts 02110. Our home office is at 100 Manhattanville Road, Purchase, New York 10577. We are admitted to write life insurance and annuities in New York and Rhode Island.

We write individual life insurance and individual and group annuity contracts that are "non-participating". That is, we do not pay dividends or benefits based on our financial performance. We are rated A+ (Superior) by A.M. Best and Company, independent analysts of the insurance industry. Standard & Poor's ("S&P") rates us AA- (with positive outlook) for very strong financial security. The Best's A+ rating is in the second highest rating level out of 16 rating levels. The S&P AA- rating is the fourth highest rating level out of 21 rating levels. These ratings reflect the opinion of the rating company as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

We are an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada, ("Sun Life Assurance"), a multi-line insurance and financial services institution. We were acquired by Sun Life Assurance in November 2001 from Liberty Financial Companies, Inc., a subsidiary of Liberty Mutual Insurance Company of Boston, Massachusetts. We are ultimately controlled by Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a corporation organized in Canada, that is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Philippines stock exchanges.

We established the Variable Account pursuant to the provisions of New York Law on February 6, 1998. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $25,000. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit, which is currently $250. We may reject any purchase payment or application.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is incomplete, we will notify you and try to complete it within five business days. If it is not complete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error. You may contact our Client Service Department at (800) 367-3653. If you fail to notify us within 60 days, we will not assume responsibility for correcting the error.

We will permit others to act on your behalf in certain instances, including:

o	We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.

o	We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons, such as employers and Qualified Plan fiduciaries, may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate relates only to amounts so confirmed.

INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

We will invest your purchase payments in the Sub-accounts you have chosen. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 5% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix B. We will notify you of any changes in advance.

The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

Eligible Funds

The Eligible Funds are the separate Funds listed within the AIM Insurance Funds, Alliance Series Fund, Fidelity Portfolios, Liberty Trust, MFS Trust, Rydex Trust, SteinRoe Trust and Wanger Trust. Keyport Benefit and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Eligible Funds in which the Sub-accounts invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

All of the Eligible Funds are funding vehicles for other variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: AIM Insurance Funds--"Purchase and Redemption of Shares"; Alliance Series Fund--"Purchase and Sale of Shares"; Fidelity Portfolios--"Buying and Selling Shares"; Liberty Trust--"Mixed and Shared Funding"; MFS Trust--"Other Information - Potential Conflicts"; Rydex Trust--"Purchasing and Redeeming Shares"; SteinRoe Trust--"Mixed and Shared Funding"; and Wanger Trust--"Mixed and Shared Funding".

AIM Advisors Inc. ("AIM") serves as the investment adviser to each of the Eligible Funds of AIM Insurance Funds.

Alliance Capital Management L.P. is the investment adviser for the Eligible Funds of Alliance Series Fund.

Fidelity Management & Research Company ("FMR") is the manager of the Eligible Funds of Fidelity Portfolios. Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., and Fidelity Investments Japan Limited are sub-advisers for Fidelity VIP Growth Opportunities.

Liberty Advisory Services Corp. ("LASC") is the manager for Liberty Trust and its Eligible Funds. Colonial Management Associates, Inc. ("Colonial") is the sub-adviser for the Eligible Funds except for Crabbe Huson Real Estate, Liberty Newport Japan Opportunities, Rydex Financial Services, Rydex Health Care, Liberty S&P 500 Index, Newport Tiger and Liberty All-Star Equity. Crabbe Huson Group, Inc. is sub-adviser for Crabbe Huson Real Estate. Newport Fund Management, Inc. is sub-adviser for Liberty Newport Japan Opportunities and Newport Tiger. Liberty Asset Management Company is sub-adviser for Liberty All-Star Equity and the current portfolio managers are Mastrapasqua & Associates, Oppenheimer Capital, TCW Funds Management, Inc., Westwood Management Corp. and Boston Partners Asset Management, L.P. State Street Global Advisers is the sub-adviser for Liberty S&P 500 Index. Rydex Global Advisors is the sub-adviser for Rydex Financial Services and Rydex Health Care, and is the investment adviser for Rydex OTC.

Liberty Wanger Asset Management, L.P. ("LWAM") is the investment adviser for each Eligible Fund of Wanger Trust.

Massachusetts Financial Services Company ("MFS"), an affiliate, is the investment adviser for the Eligible Funds of MFS Trust.

Stein Roe & Farnham Incorporated ("Stein Roe") is the investment adviser for each Eligible Fund of SteinRoe Trust.

We have briefly described the Eligible Funds and the objectives they seek to achieve below. You should read the current prospectuses for the Eligible Funds for more details and complete information. The prospectuses are available, at no charge, from a salesperson or by writing to us or by calling (800) 437-4466.

Eligible Funds of AIM Insurance
Funds and Variable Account Sub-accounts	Investment Objective

AIM Capital Appreciation	Capital appreciation through
(AIM Capital Appreciation Sub-account)	investments in common stocks,
with emphasis on medium-sized
and smaller emerging growth companies.

AIM International Growth	Long-term growth of capital
(AIM International Growth Sub-account)	by investing in international
equity securities, the issuers
of which are considered by AIM
to have strong earnings momentum.

AIM Premier Equity	Long-term growth of capital by
(AIM Premier Equity Sub-account)	investing primarily in equity
securities judged by AIM to be
undervalued relative to the
current or projected earnings of
the companies issuing the
securities, or relative current market
value of assets owned by the the companies
issuing the securities or relative to the
equity markets in general. Income
is a secondary objective.

Eligible Funds of Alliance Series
Fund and Variable Account Sub-accounts	Investment Objective

Alliance Growth and Income	Balance the objectives of
(Alliance Growth and Income Sub-account)	reasonable current income and
reasonable opportunities for
appreciation through investments
primarily in dividend-paying
common stocks of good quality.

Alliance Premier Growth	Growth of capital rather than
(Alliance Premier Growth Sub-account)	current income.

Alliance Technology	Growth of capital through
(Alliance Technology Sub-account)	investment in companies expected
to benefit from advances in technology.

Alliance Worldwide Privatization	Long-term capital appreciation.
(Alliance Worldwide Privatization Sub-account)

Eligible Funds of Fidelity Variable
Insurance Products Funds and
Variable Account Sub-accounts	Investment Objective

Fidelity VIP Dynamic Capital Appreciation	Seeks capital appreciation.
(Fidelity VIP Dynamic Capital Appreciation
Sub-account)

Fidelity VIP Equity-Income	Seeks reasonable income. The fund
(Fidelity VIP Equity-Income Sub-account)	will also consider the potential
for capital appreciation. The
fund's goal is to achieve a yield
which exceeds the composite yield
on the securities comprising the S&P 500.

Fidelity VIP Growth Opportunities	Seeks to provide capital growth.
(Fidelity VIP Growth Opportunities Sub-account)

Eligible Funds of Liberty Trust
and Variable Account Sub-accounts	Investment Objective

Colonial High Yield Securities	High current income and total
(Colonial High Yield Securities Sub-account)	return by investing primarily
in lower rated corporate debt securities.

Colonial Small Cap Value	Long-term growth by investing
(Colonial Small Cap Value Sub-account)	in smaller capitalization
equity securities.

Colonial Strategic Income	A high level of current income, as
(Colonial Strategic Income Sub-account)	is consistent with prudent risk
and maximizing total return, by
diversifying investments primarily
in U.S. and foreign government and
high yield, high risk corporate debt securities.

Colonial U.S. Growth and Income	Long-term capital growth and
(Colonial U.S. Growth and Income Sub-account)	income by investing primarily in
large capitalization equity securities.

Crabbe Huson Real Estate	Growth of capital and current income by investing in a
(Crabbe Huson Real EstateSub-account)	diversified portfolio consisting primarily of equity
(not currently available for investment)	securities of real estate investment trusts (REITS) and
other real estate industry companies, in mortgage
backed securities and, to a lesser extent, in debt
securities of such companies.

Liberty All-Star Equity	Total investment return, comprised
(Liberty All-Star Equity Sub-account)	of long-term capital appreciation
and current income, through
investment primarily in a
diversified portfolio of equity securities.

Liberty Newport Japan Opportunities	Seeks capital appreciation.
(Liberty Newport Japan Opportunities Sub-account)
(not currently available for investment)

Liberty S&P 500 Index	Seeks capital appreciation by
(Liberty S&P 500 Index Sub-account)	matching the performance of a
benchmark index that measures the
returns of stocks of large U.S. companies.

Liberty Select Value	Long-term growth.
(Liberty Select Value Sub-account)

Liberty Value	Primarily income and long-term
(Liberty Value Sub-account)	capital growth and, secondarily,
preservation of capital.

Newport Tiger	Long-term capital growth by
(Newport Tiger Sub-account)	investing primarily in equity
securities of companies located in
the ten Tigers of Asia (Hong
Kong, Singapore, South Korea,
Taiwan, Malaysia, Thailand,
Indonesia, India, China and the
Philippines).

Rydex Financial Services	Seeks capital appreciation.
(Rydex Financial Services Sub-account)

Rydex Health Care	Seeks capital appreciation.
(Rydex Health Care Sub-account)

Eligible Funds of MFS Trust
and Variable Account Sub-accounts	Investment Objective

MFS Emerging Growth	Seeks to provide long-term growth of capital.
(MFS Emerging Growth Sub-account)

MFS Investors Growth Stock	Seeks to provide long-term growth of capital and
(MFS Investors Growth Stock Sub-account)	future income rather than current income.

MFS Investors Trust	Seeks mainly to provide long-term growth
(MFS Investors Trust Sub-account)	of capital and secondarily provide
reasonable current income.

MFS New Discovery	Seeks capital appreciation.
(MFS New Discovery Sub-account)

Eligible Funds of the Rydex
Trust and Variable Account Sub-accounts	Investment Objective

Rydex OTC	Investment results that correspond
(Rydex OTC Sub-account)	to a benchmark for over-the-
counter securities. The Fund's
current benchmark is the NASDAQ
100 Index.

Eligible Funds of SteinRoe Trust
and Variable Account Sub-accounts	Investment Objective

Liberty Federal Securities	Highest possible level of current
(Liberty Federal Securities Sub-account)	income consistent with safety of
principal and maintenance of
liquidity through investment
primarily in mortgage-backed
securities.

Stein Roe Balanced	High total investment return
(Stein Roe Balanced Sub-account)	through investment in a changing
mix of securities.

Stein Roe Growth Stock	Long-term growth of capital
(Stein Roe Growth Stock Sub-account)	through investment primarily
in common stocks.

Stein Roe Money Market	High current income from short-
(Stein Roe Money Market Sub-account)	term money market instruments
while emphasizing preservation
of capital and maintaining
excellent liquidity.

Eligible Funds of Wanger Trust and
Variable Account Sub-accounts	Investment Objective

Wanger Foreign Forty	Long-term growth of capital.
(Wanger Foreign Forty Sub-account)

Wanger International Small Cap	Long-term growth of capital.
(Wanger International Small Cap Sub-account)

Wanger Twenty	Long-term growth of capital.
(Wanger Twenty Sub-account)

Wanger U.S. Small Cap	Long-term growth of capital.
(Wanger U.S. Small Cap Sub-account)

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another Sub-account and/or to the Fixed Account.

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do not charge a transfer fee. We reserve the right to charge a fee for each transfer in excess of 12 in each Certificate Year. We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25.

Currently, we limit the number and frequency of transfers as follows:

o	we impose a transfer limit of one transfer every 30 days, or such other period as we may permit, and

o

we limit each transfer to a maximum of $2,000,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the maximum limitation. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers, and

o

we treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The maximum limitation applies to such transfers. If the total amount of the requested transfers exceeds the maximum, we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for 30 days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may adversely affect the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate Owners must indirectly bear.

You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept our current conditions and procedures. The current conditions and procedures are in Appendix B. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of an Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:

o	to operate the Variable Account in any form permitted by law;
o	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;
o	to transfer any assets in any Sub-account to another or to one or more separate investment accounts, or to our general account;
o	to add, combine or remove Sub-accounts in the Variable Account; and
o	to change how we assess charges, so long as we do not increase them above the current total amount charged to the Variable Account and the Eligible Funds in connection with your Certificate.

DEDUCTIONS

Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits described in "Death Provisions". We also assume an expense risk that the asset-based administrative charge will be insufficient to cover our anticipated administrative expenses.

We deduct a mortality and expense risk charge from each Sub-account as part of the calculation of Accumulation Unit Values and Annuity Unit Values for each Valuation Period. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date.

We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and to other persons specified in "Sales of the Certificates".

Deductions for Administrative Charge

We deduct a daily administrative charge from each Sub-account as part of the calculation of Accumulation Unit Values and Annuity Unit Values for each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Sub-account. This charge compensates us for a portion of the administrative expenses relating to the Contract and the Certificate. We deduct this charge both before and after the Income Date.

Deductions for Transfers of Variable Account Value

Currently, we do not charge a transfer fee. However, the Certificate allows us to charge up to $25 for each transfer in excess of 12 per year that occurs outside of the optional investment related programs. We will notify you prior to the imposition of any fee.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. We deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. For New York Certificates, the current premium tax rate is 0%.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us to withhold. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the mortality and expense risk charge and the daily administrative charge.

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Funds describes these deductions and expenses.

OTHER SERVICES

The Programs. We offer the following investment related programs which are available only prior to the Income Date:

o	asset allocation;

o	dollar cost averaging;

o	systematic investment; and

o	systematic withdrawal programs.

A rebalancing program is available before and after the Income Date.

Under each program that uses transfers, the transfers between and among Sub-accounts and the Fixed Account are not counted as one of the 12 free transfers. Each of the programs has its own requirements, as discussed below. We reserve the right to terminate any program and you may terminate your participation in any program at any time.

If you have submitted a telephone authorization form, you may make certain changes by telephone. For those programs involving transfers, you may change instructions by telephone with regard to which Sub-accounts or Fixed Account Certificate Value may be transferred. We describe the current conditions and procedures in Appendix B.

Dollar Cost Averaging Program. Under the program, we make automatic transfers of Accumulation Units on a periodic basis out of the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account option into one or more of the other available Sub-accounts you select. The program allows you to invest in the Sub-accounts over time rather than all at once. The program is available for purchase payments and amounts transferred into the Stein Roe Money Market Sub-account or the One-Year Guarantee Period Fixed Account Option. We reserve the right to limit the number of Sub-accounts you may choose; currently, there are no limits.

If you wish to participate in the program, you must specify in writing whether you want the transfer made from the Stein Roe Money Market Sub-account or a specific One-Year Guarantee Period Fixed Account option from which you want the transfers made. You must also tell us the monthly amount you want transferred (minimum $100) and the Sub-account(s) to which you want the transfers made. The first transfer will occur about 30 days after we receive your request. Each subsequent periodic transfer will occur at the close of the same valuation period. If you select monthly transfers and the first transfer occurs on April 8, the second transfer will occur at the close of the valuation period that includes May 8. When the remaining value is less than the monthly transfer amount, we will transfer that remaining value and the program will end. Before this final transfer, you may extend the program by allocating additional purchase payments, or by transferring Certificate Value, to the Stein Roe Money Market Sub-account or to a designated One-Year Guarantee Period Fixed Account option.

You may change the monthly amount you want transferred, the Sub-account(s) to which you want transfers made or end the program. The program will automatically end on the Income Date. We reserve the right to end the program at any time by sending you a notice one month in advance.

We must receive your written or telephone instructions by 4:00 PM Eastern Time of the business day before the next scheduled transfer in order for the new instructions to be in effect for that transfer. We establish conditions and procedures for telephone instructions for dollar cost averaging from time to time. The current conditions and procedures appear in Appendix B, and you will be notified prior to any changes.

Asset Allocation Program. You may select from five asset allocation model portfolios separately developed by Ibbotson Associates:

Model A -- Capital Preservation,

Model B -- Income and Growth,

Model C -- Moderate Growth,

Model D -- Growth, and

Model E -- Aggressive Growth.

If you elect one of the models, we will automatically allocate your initial and subsequent purchase payments among the Sub-accounts in the model. You may use only one model in a Certificate at a time. Before requesting us to apply to your Certificate, you should review its Sub-account allocations to determine that they correspond to your risk tolerance and time horizons.

Periodically Ibbotson Associates will review the models and may determine that a reconfiguration of the Sub-accounts and percentage allocations among those Sub-accounts is appropriate. You will receive notification prior to any reconfiguration.

The Fixed Account is not available in any asset allocation model. You may allocate initial or subsequent purchase payments, or Certificate Value, between an asset allocation model and the Fixed Account.

Rebalancing Program. If you elect purchase payment percentage allocations, we will automatically rebalance the Certificate Value of each Sub-account on the last day of the calendar quarter to match your current percentage allocations. You may terminate the program at any time or change the percentages by notifying us in writing. We must receive your changes ten days before the end of the calendar quarter. Certificate Value allocated to the Fixed Account is not included in the rebalancing program. After the Income Date, the rebalancing program applies only to variable annuity payments, and we will rebalance the number of Annuity Units in each Sub-account. Annuity Units are used to calculate the amount of each annuity payment.

Systematic Investment Program. You may make purchase payments for Non-Qualified Certificates through monthly deductions from your bank account or payroll. You may elect this program by completing and returning a systematic investment program application and authorization form to us. You may obtain an application and authorization form from us or your sales representative. There is a current minimum of $50 per payment for the program.

Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of $100. You may make systematic withdrawals from any Sub-accounts or any Fixed Account option.

Unless you specify the Sub-account(s) or the Fixed Account option from which you want withdrawals of Certificate Value made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender". We will process all Sub-account withdrawals under the program by canceling Accumulation Units equal in value to the amount to be distributed to you and to the amount of any applicable contingent deferred sales charge.

You may combine the program with all other programs except the systematic investment program.

THE CERTIFICATES

Variable Account Value

The Variable Account Value for your Certificate is based on the sum of your proportionate interest in the value of each Sub-account to which you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. Purchase payments are credited to your Certificate using the Accumulation Unit value that is next calculated after we receive your purchase payment. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period beginning at 4:00 P.M. (ET) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per Unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account by according to the following formula (a / b) - c, where:

(a)	is equal to:
(i)	the net asset value per share of the Eligible Fund at the end of the valuation period; plus

(ii)	the per share amount of any dividend or other distribution the Eligible Fund made if the record date for such distribution occurs during that same valuation period.
(b)	is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)	is equal to:
(i)	the valuation period equivalent of the annual rate for the mortality and expense risk charge; plus

(ii)	the valuation period equivalent of the annual rate for the administrative charge; plus

(iii)	a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

For Certificates issued to our employees and other persons specified in "Sales of the Certificates", the mortality and expense risk charge in (c)(i) above is .35%, and the daily administrative charge in (c)(ii) above is eliminated.

Modification of the Certificate

Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes must be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

You may return the Certificate within 10 days after you receive it by delivering or mailing it to us. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and will refund the Certificate Value.

DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. If the Certificate is In Force, you or any Joint Certificate Owner dies, or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse is the sole Designated Beneficiary, he or she will automatically become the new sole primary Certificate Owner as of the decedent's date of death. If the decedent was the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its surrender value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die among you, any Joint Certificate Owner, or Annuitant. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.

Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA is the greater of the "net purchase payment death benefit", the current Certificate Value or the "greatest Anniversary Value".

The net purchase payment death benefit is:

o	the initial purchase payment, plus
o	any additional purchase payments, minus
o	any partial withdrawals and any applicable surrender charges.

Each day we determine the value of your Certificate during a Certificate Year, we will also value your "greatest Anniversary Value". The "greatest Anniversary Value" on the issue date is the initial purchase payment. Each day we will add to this amount any additional purchase payments made that day, and subtract an adjustment for withdrawals made that day. This adjustment equals the amount of the partial withdrawal:

o	divided by the Certificate Value immediately before the withdrawal; and
o	multiplied by the "greatest Anniversary Value" immediately before the withdrawal.

On each Certificate Anniversary, we compare the current Certificate Value to "greatest Anniversary Value", adjusted as described above. If the current Certificate Value exceeds the adjusted "greatest Anniversary Value", the current Certificate Value will become the new "greatest Anniversary Value". This new "greatest Anniversary Value" will be adjusted as described above during the following Certificate Year, if necessary. This process will continue until the Certificate Anniversary prior to the 81st birthday of the Covered Person. On this Certificate Anniversary, the greater of the current Certificate Value and the adjusted "greatest Anniversary Value" will become the new "greatest Anniversary Value". From that point on, the "greatest Anniversary Value" will not change unless subsequent purchase payments are made or withdrawals are taken, in which case the "greatest Anniversary Value" will be adjusted as described above.

When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the 60th day after we receive proof of the death, surrender the Certificate for the Certificate Value. If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and
o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, while the Certificate is In Force, the Annuitant dies, the Annuitant is not the Certificate Owner or a joint Certificate Owner, and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant. If there is no contingent annuitant, you will be the new Annuitant. If the Annuitant dies before you and any joint Certificate Owner, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the Certificate Value by the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount to be credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when we receive due proof of death. You may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Value.

DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We will allocate the amount to be credited, if any, to the Variable Account and/or the Fixed Account based on the purchase payment allocation selection that is in effect when we receive due proof of death. The Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after we are notified of the death, surrender the Certificate for the Certificate Value.

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

o	the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
o	payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and
o

any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. If the selection of a beneficiary or annuitant was designated "irrevocable", that selection may be changed only with that person's written consent.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a qualified tax professional as to the tax consequences resulting from such a transfer.

ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a qualified tax professional as to the tax consequences resulting from any such assignment.

PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value. If there is no or insufficient value in the Variable Account, the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.

You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may apply any surrender benefit of at least $5,000 to an annuity payment option for yourself. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not make partial withdrawals or surrender annuity options based on life contingencies after annuity payments have begun. You may make partial withdrawals or surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout. Any partial withdrawal will reduce your future annuity payments.

Because of the potential tax consequences of a partial withdrawal or surrender, you should consult a qualified tax professional.

Participants under Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that you may not be able to make a partial withdrawal or surrender the Certificate under a Qualified Plan. You should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments to the Annuitant under the annuity option or options you have chosen. We determine the amount of the payments on the Income Date by applying to the Option you choose:

o	your Certificate Value, and

o	subtracting any premium taxes not previously deducted on the Income Date in accordance with the Option selected.

Annuity Option and Income Date

You may select an Annuity Option and an Income Date at the time of application. If you do not select an Annuity Option, we will automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:

o	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or

o	any maximum date permitted under state law.

You may continue to make purchase payments until you reach your Income Date.

Change in Annuity Option and Income Date

You may choose or change an Annuity Option or the Income Date by writing to us at least 30 days before the Income Date. However, any Income Date must be:

o	for fixed annuity options, not earlier than the first Certificate Anniversary; and

o	not later than the earlier of

	(i)	the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary or

	(ii)	any maximum date permitted under state law.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other options, if we agree. Each option is available in two forms - as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account Fixed Account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by:

o	deducting from the Fixed Account Value, any premium taxes not previously deducted;

o	dividing the remainder by $1,000 and

o	multiplying the result by the greater of:

(i) the applicable factor shown in the appropriate table in the Certificate; and

(ii) the factor we currently offer at the time annuity payments begin. We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option, we will automatically apply Option B. Unless you choose otherwise, we will apply:

o	Variable Account Value (less any premium taxes not previously deducted) in its entirety to a variable annuity option and,

o	Fixed Account Value, less any premium taxes not previously deducted, to a fixed annuity option.

The same Annuity applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income for a Fixed Number of Years. We will pay an annuity for a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time while we are making variable annuity payments, the payee may elect to receive the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless at the time you chose Option A, you selected 3% per year in writing.

Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

o	we will continue payments during the remainder of the period to the successor payee; or

o

the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless the payee chose 3% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

You may chose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment amount into 12 equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account and distribute it in 12 equal monthly payments. The sum of the 12 monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current 12 monthly payments to commute any unpaid monthly payments.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

o	we will continue payments during the remainder of the period to the successor payee; or

o

such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless the payee had chosen 3% per year at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment or to receive only two annuity payments if both payees die after receipt of the second payment and so on.

Variable Annuity Payment Values

We determine the amount of the first variable annuity payment by multiplying the Certificate Value you are applying to variable annuity payments by the annuity purchase rate for the Annuity Option you have selected. The annuity purchase rates are based on an assumed annual investment return of 5% per year, unless you choose 3% in writing. (See below and "Variable Annuity Payment Values" in the Statement of Additional Information for more information on AIRs and how your initial variable payment is calculated.)

Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge and administrative charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to the sum of all Sub-account payments.

Currently, there is no limit on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.

If you apply the same amount to a particular option, a 5% AIR will result in a larger initial payment than will a 3% AIR. You should note, however, that, assuming the same investment performance, your subsequent payments using a 5% AIR will increase by a smaller percentage (when they increase) and decrease by a larger percentage (when they decrease) than will subsequent payments using a 3% AIR. Indeed, it is possible that after a sufficient period of time, payments determined using a 5% AIR may be lower than payments commencing at the same time using the same Sub-accounts but a 3% AIR. Note that if you select Option A (Income for a Fixed Number of Years) and payments continue for the entire period, the 5% AIR payment amount will start out being larger than the 3% AIR payment amount but eventually the 5% AIR payment amount will become less than the 3% AIR payment amount. Whether you would be better off choosing a higher or lower AIR depends on the annuity payment option you choose, the investment performance of the Sub-accounts you choose, and the period for which payments are received.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment, and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

SUSPENSION OF PAYMENTS

We reserve the right to postpone surrender payments from the Fixed Account for up to six months. We also reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

o	the New York Stock Exchange is closed other than customary weekend or holiday closings;
o	trading on the Exchange is restricted;
o	an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or
o	the Securities and Exchange Commission permits delay for the protection of security holders.

The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the prior two conditions described above exist.

TAX STATUS

Introduction

This section provides general information on the federal income tax consequences of ownership of a Certificate based upon our understanding of current federal tax laws and is not intended as tax advice. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Certificate is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Certificates that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Certificate or any transaction involving any Certificate. You should consult a qualified tax professional for advice before purchasing a Certificate or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Certificate.

You may purchase a Certificate that is not issued under a Qualified Plan ("Non-Qualified Certificate") or a Certificate that is used under a Plan that is Qualified under the provisions of the Internal Revenue Code of 1986, as amended (the "Code") (a "Qualified Certificate"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

For federal income tax purposes, purchase payments made under Non-Qualified Certificates are not deductible. Under certain circumstances, purchase payments made under Qualified Certificates may be excludible or deductible from taxable income. Any such amounts will also be excluded from the cost basis for purposes of determining the taxable portion of any distributions from a Qualified Certificate.

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. For that reason, no decision to purchase a Qualified Certificate should be based on the assumption that the purchase of a Qualified Certificate is necessary to obtain tax deferral under a qualified plan.

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial withdrawal, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

Surrenders, Death Benefit Payments, Assignments and Gifts. If you fully surrender your Certificate, the portion of the surrender payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the entire surrender payment is generally taxed as ordinary income. A Designated Beneficiary receiving a lump sum death benefit payment after your death or the death of the Annuitant is similarly taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments that begin within one year of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of the decedent's basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, a portion of each payment is treated as a non-taxable return of principal and the remaining amount is treated as taxable income. Since the cost basis of Qualified Certificates is generally zero, partial withdrawal amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate.

A special computational rule applies if we issue to you during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under Section 72(e) of the Code. All of the contracts will be treated as one contract. This means that the amount of any distribution under one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values allocated to Variable Account Value by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to Fixed Account Value bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the Internal Revenue Service (IRS) could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

The Code does not specifically address partial withdrawals from annuity payments. Based on a private letter ruling issued by the IRS in 2000, it is our intention to report as taxable income the portion of any partial withdrawal from variable annuity Option A that does not exceed immediately before the partial withdrawal the present value of remaining payments less the Certificate's remaining cost basis. Under this approach, a partial withdrawal of $10,000 when the present value is $150,000 and the remaining cost basis is $145,000 would result in taxable income of $5,000 being reported. Since private letter rulings do not bind the IRS, the IRS could take the position that the Code requires the full amount of the partial withdrawal ($10,000 in the example) to be treated as taxable income. Under either approach to determining the taxable income associated with a partial withdrawal, some taxpayers, such as those under age 59 1/2, could be subject to additional tax penalties. Because of the potential for adverse tax results as described above, you should carefully consider, prior to making a partial withdrawal, your need for funds from the Certificate and the tax implications. You should also consult a qualified tax professional prior to making a partial withdrawal.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

o	after the taxpayer attains age 59-1/2;
o	in a series of substantially equal payments (not less frequently than annually) made for life or life expectancy;
o	after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);
o	if the taxpayer becomes totally and permanently disabled; or
o

under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments (not less frequently than annually); provided that only one purchase payment is made to the Certificate, the Certificate is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account (IRA).

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:

o	the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates";
o

purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and

o	purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:

	(i)	the penalty tax does not apply to any distribution;
	(ii)	partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and
	(iii)	assignments are not treated as surrenders subject to taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate, as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate would not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years.

The preamble to the 1986 investment diversification regulations stated that the Internal Revenue Service may promulgate guidelines under which an owner's excessive control over investments underlying a variable annuity contract will preclude the contract from qualifying as an annuity for federal tax purposes. The guidelines could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such guidelines. Since no guidelines have been issued, there can be no assurance as to the content of such guidelines or even whether application of the guidelines will be prospective. For these reasons, you are urged to consult with a qualified tax professional.

Qualified Plans

The Certificate is for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with the various types of Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of purchase payments from gross income for tax purposes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, distributions attributable to contributions made pursuant to a salary reduction agreement may be paid, through surrender of the Certificate or otherwise, only:

o	when the employee attains age 59-1/2, has a severance from employment, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or
o	in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions.

Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.

If you have requested a distribution from a Certificate, we will notify you if all or part of such distribution is eligible for rollover to another Eligible Retirement Plan. Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate unless you direct us in writing to transfer the amount as a direct rollover to another Eligible Retirement Plan. The term "Eligible Retirement Plan" means an individual retirement account under Section 408(a), an individual retirement annuity under Section 408(b), a pension or profit sharing plan under Section 401, an annuity plan under Section 403(a), a tax-sheltered annuity under Section 403(b), or an eligible deferred compensation plan of a state or local government under Section 457(b).

Under the terms of a particular Section 403(b) plan, the participant may be entitled to transfer all or a portion of the Certificate Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

Status of Death Benefits in IRAs. Under the Code, Individual Retirement Accounts may not invest in life insurance contracts but the tax regulations expressly permit an Individual Retirement Account to hold an annuity contract if the death benefit provided under the contract is no more than the greater of the total premiums paid for the contract (net of prior withdrawals) or the contract's cash value. It may be inferred from these regulations applicable to Individual Retirement Accounts that an Individual Retirement Annuity cannot provide a death benefit that is more than the greater of the total premiums paid for the annuity (net of prior withdrawals) or the annuity's cash value.

In certain circumstances, the death benefit payable under the Certificate may exceed both the total premiums paid (net of prior withdrawals) and the cash value of the Certificate. Thus, you should consult a qualified tax professional before the Certificate is purchased by an Individual Retirement Account or as an Individual Retirement Annuity.

Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.

Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, with respect to plans established by tax-exempt organizations, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.

Annuity Purchases by Nonresident Aliens

The discussion above provides general information regarding federal income tax consequences to annuity purchasers who are U.S. citizens or resident aliens. Purchasers who are not U.S. citizens or are resident aliens will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower rate applies in a U.S. treaty with the purchaser's country. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax professional regarding U.S., state, and foreign taxation with respect to an annuity purchase.

VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing you Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC"), our affiliate, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into selling agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

A dealer selling the Certificate may receive up to 6.00% of purchase payments, and additional compensation later based on the Certificate Value of those payments. The percentage may increase to 7.00% during certain time periods Keyport Benefit and KFSC select. In addition, under certain circumstances, we or certain of our affiliates, under a marketing support agreement with KFSC, may pay certain sellers for other services not directly related to the sale of Certificates, such as special marketing support allowances.

We may sell Certificates with lower or no dealer compensation (1) to a person who is an officer, director, or employee of ours or an affiliate of ours or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that (1) they are not subject to the deduction for the asset-based administrative charge and (2) they have a mortality and expense risk charge of 0.35% per year.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

INQUIRIES BY CERTIFICATE OWNERS

You may write us with questions about your Certificate at: Keyport Benefit Life Insurance Company's, Service Office, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

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APPENDIX A

THE FIXED ACCOUNT (ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)

Introduction

This appendix describes the Fixed Account option which is available under the Certificate.

Any purchase payments you allocate to the Fixed Account option become part of our general account. Because of provisions in the securities laws, our general account, including the Fixed Account, is not subject to regulation under the Securities Act of 1933 or the Investment Company Act of 1940. The Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

Investments in the Fixed Account

We will allocate purchase payments to the Fixed Account according to your selection in the application. Your selection must specify the percentage of the purchase payment you want to allocate to each Guarantee Period. The percentage, if not zero, must be at least 5%. You may change the allocation percentages without any charges. You must make allocation changes in writing unless you have, in writing, authorized us to accept telephone allocation instructions. By authorizing us to accept telephone changes, you are agreeing to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. We will notify you in advance of any changes.

Each Guarantee Period currently offered is available for initial and subsequent purchase payments and for transfers of Certificate Value. We currently offer Guarantee Periods of 1 year. We also currently offer a Guarantee Period of 1 year, which is only for use with the Dollar Cost Averaging Program. We may change at any time the number and/or length of Guarantee Periods we offer. You or your salesperson should call 1-800-426-3750 for information of the Guarantee Periods that are currently offered. If we no longer offer a particular Guarantee Period, the existing Fixed Account Value in that Guarantee Period will remain until the end of the period. At that time, you must select a different Guarantee Period.

Fixed Account Value

Fixed Account Value is equal to:

o	all purchase payments allocated or amounts transferred to the Fixed Account plus the interest credited on those payments or amounts transferred; less

o	any prior partial withdrawals or transfers from the Fixed Account, including any applicable charges.

Interest Credits

We credit interest daily. The interest we credit is based on an annual compound interest rate. It is credited to purchase payments allocated to the Fixed Account at rates we declare for Guarantee Periods of one or more years from the month and day of allocation. Any rate we set will be at least 3% per year.

Our interest crediting method may result in each of your Guarantee Periods being subject to different rates. For purposes of this section, we treat Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for or transferred to another Guarantee Period as a purchase payment allocation.

End of A Guarantee Period

We will notify you in writing at least 30 days prior to the end of each of your Guarantee Periods. At the end of your Guarantee Period, we will automatically transfer your Guarantee Period's Fixed Account Value to the Stein Roe Money Market Sub-account unless we have received:

o	your election of a new Guarantee Period from among those we offer at that time; or

o	your instructions to transfer the ending Fixed Account Value to one or more Sub-accounts of the Variable Account.

You may not elect a new Guarantee Period longer than the number of years remaining until the Income Date

Transfers of Fixed Account Value

You may transfer Fixed Account Value from one of your Guarantee Periods to another or to one or more Sub-accounts of the Variable Account. If the Fixed Account Value represents multiple Guarantee Periods, your transfer request must specify from which values you want the transfer made.

The Certificate allows us to limit the number of transfers you may make in a specified time period. Currently, we generally limit Variable Account and Fixed Account transfers to unlimited transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value" and "Limits on Transfers". These limitations will not apply to any transfer made at the end of a Guarantee Period. We will notify you prior to changing the current limitations.

You must request transfers in writing unless you have authorized us in writing to accept telephone transfer instructions from you or from a person acting on your behalf as an attorney-in-fact under a power of attorney. By authorizing us to accept telephone transfer instructions, you agree to the conditions and procedures we establish from time to time. The current conditions and procedures are in Appendix B. If you have authorized telephone transfers, you will be notified in advance of any changes. A person acting on your behalf as an attorney-in-fact under a power of attorney may request transfers in writing.

If we receive your transfer requests before 4:00 PM Eastern Time, which is the close of trading on the New York Stock Exchange, we will execute them at the close of business that day. Any requests we receive later, we will execute at the close of the next business day.

If you transfer 100% of a Guarantee Period's value and your current allocation for purchase payments includes that Guarantee Period, we will automatically change the allocation formula for future purchase payments unless you instruct otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-account A and you transfer all Fixed Account Value to Sub-account A, we will change the allocation formula to 100% to Sub-account A.

APPENDIX B

TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values

1. If there are Joint Certificate Owners, both must authorize us to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our satisfaction.

3. Neither we nor any person acting on our behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we do not, we may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction we execute may cause your Certificate Value to be lower than it would be had we not executed the instruction.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we or any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:

o	we receive your written revocation,
o	we discontinue the privilege, or
o	we receive written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange, they will be initiated that day based on the unit value prices calculated at the close of that day. We will initiate instructions we receive after the close of trading on the NYSE on the following business day.

8. Once we accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B, we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.

Telephone Changes to Purchase Payment Allocation Percentages

Numbers 1-6 above are applicable.

Distributed by:

Keyport Financial Services Corp.

One Sun Life Executive Park, Wellesley Hills, MA 02481

Issued by:

Keyport Benefit Life Insurance Company

One Sun Life Executive Park, Wellesley Hills, MA 02481

KBKV	5/2002

Yes. I would like to receive the New York Keyport Vista Variable Annuity Statement of Additional Information.

Yes. I would like to receive the Statement of Additional Information for the Eligible Funds of:

AIM Variable Insurance Funds, Inc.

Alliance Variable Products Series Fund, Inc.

Fidelity Variable Insurance Products Funds

Liberty Variable Investment Trust

MFS Variable Insurance Trust

Rydex Variable Trust

SteinRoe Variable Investment Trust

Wanger Advisors Trust

Name

Address

City

State

Zip

BUSINESS REPLY MAIL

FIRST CLASS MAIL PERMIT NO. 6719 BOSTON, MA

POSTAGE WILL BE PAID BY ADDRESSEE

KEYPORT BENEFIT LIFE INSURANCE CO.

125 HIGH STREET

BOSTON, MA 02110-2712

NO POSTAGE

NECESSARY

IF MAILED

IN THE

UNITED STATES

STATEMENT OF ADDITIONAL INFORMATION

GROUP FLEXIBLE PURCHASE PAYMENT

DEFERRED VARIABLE ANNUITY CONTRACT

ISSUED BY

VARIABLE ACCOUNT A

OF

KEYPORT BENEFIT LIFE INSURANCE COMPANY ("Keyport Benefit")

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the New York Keyport Vista variable annuity prospectus dated May 1, 2002. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport Benefit at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.

TABLE OF CONTENTS

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Page

Keyport Benefit Life Insurance Company	2
Variable Annuity Benefits	2
Variable Annuity Payment Values	2
Re-Allocating Sub-Account Payments	3
Safekeeping of Assets	3
Principal Underwriter	3
Experts	3
Investment Performance	4
Average Annual Total Return for a Certificate that is Surrendered	4
Change in Accumulation Unit Value	6
Yields for Stein Roe Money Market Sub-Account	9
Financial Statements	9
Variable Account A	102
Keyport Benefit Life Insurance Company	67

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The date of this statement of additional information is May 1, 2002.

KBKV.SAI	5/2002

KEYPORT BENEFIT LIFE INSURANCE COMPANY

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Sun Life Financial Services of Canada, Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London and Philippines stock exchanges, is the ultimate corporate parent of Keyport Benefit. For additional information about Keyport Benefit, see page 14 of the prospectus.

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VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to the sum of all of the portions of the payment based on your interest in each Sub-Account.

The portion of your first payment based on your interest in a for each Sub-Account will be determined by deducting any applicable state premium taxes and then dividing the remaining value your interest in of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or (b) the factor currently offered by Keyport Benefit at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport Benefit uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Keyport Benefit first purchased Eligible Fund shares on behalf of the Variable Account, Keyport Benefit valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. (See "Net Investment Factor" in the prospectus.) This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport Benefit calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:

(a)	is equal to the net investment factor as defined in the prospectus; and

(b)

is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is 5% per year. An AIR of 3% per year is also currently available upon Written Request.

With a particular AIR, payments after the first one will increase or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 5% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 5%, 3%, or 0% between the time of the first and second payments. With an actual 9% return, the 3% AIR and 5% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 5% return, the 3% AIR payment would increase in amount while the 5% AIR payment would stay the same. With an actual return of 3%, the 3% AIR payment would stay the same while the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 5% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 5% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 5% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 5% AIR payment amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport Benefit to change the Sub-Account(s) used to determine the amount of the variable annuity payments unlimited times every 12 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 5% and must be a whole number. At the end of the Valuation Period during which Keyport Benefit receives the request, Keyport Benefit will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

SAFEKEEPING OF ASSETS

Keyport Benefit acts as custodian for, and is responsible for the safekeeping of, the assets of the Variable Account.

Keyport Benefit has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Keyport Benefit has contracted with Keyport Life Insurance Company, its corporate parent, to provide all administration for the Contracts and Certificates, as its agent. Keyport Benefit pays Keyport Life Insurance Company for the costs it incurs for providing those administrative services.

PRINCIPAL UNDERWRITER

The Contract and Certificates, which are offered continuously, are distributed by Keyport Financial Services Corp. ("KFSC"), which is an affiliate of Keyport Benefit.

EXPERTS

Ernst & Young LLP, independent auditors, have audited our statutory-basis financial statements at December 31, 2001 and 2000, and for each of the two years in the period ended December 31, 2001, and the financial statements of the Variable Account at December 31, 2001 and for each of the two years in the period ended December 31, 2001, as set forth in their reports. We've included our financial statements in the statement of additional information in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing. Their principal office is located at 200 Clarendon Street, Boston, Massachusetts.

INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as distribution charges or administrative charges) that are deducted directly from Contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Stock Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Average Annual Total Return for a Certificate that is Surrendered

The tables below provide performance results for each Sub-Account through December 31, 2001. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Certificate Owner.

The following tables were calculated using the method prescribed by the Securities and Exchange Commission. They illustrate each Sub-Account's average annual total return over the periods shown assuming a single $1,000 initial purchase payment and the surrender of the Certificate at the end of each period. The Sub-Account's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Sub-Account for the period specified. The first table uses the inception date of the Certificate's Sub-Accounts while the second table assumes the Certificate was available prior to that date on the Funds' inception date.

Each calculation assumes that the $1,000 initial purchase payment was allocated to only one Sub-Account and no transfers or additional purchase payments were made. The rate of return reflects all charges assessed against a Certificate and the Sub-Account except for any premium taxes that may be payable. The charges reflected are: the annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% administrative charge.

	Average Annual Total Return for a
	Certificate Surrendered on 12/31/01
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period

	One	Three	Five	Ten	Since Sub-Account
Sub-Account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	-24.35%	-1.79%	N/A	N/A	2.00%(08/17/98)
AIM International Growth	-24.60%	-5.79%	N/A	N/A	-4.47%(08/17/98)
AIM Premier Equity	-13.78%	N/A	N/A	N/A	-7.75%(07/01/99)
Alliance Growth and Income	-1.24%	6.64%	N/A	N/A	10.18%(08/17/98)
Alliance Premier Growth	-18.85%	-4.52%	N/A	N/A	-1.87%(07/22/98)
Alliance Technology	-26.49%	N/A	N/A	N/A	-6.45%(07/01/99)
Alliance Worldwide Privatization	-18.43	N/A	N/A	N/A	-17.33%(06/01/00)
Fidelity Dynamic Capitial Appreciation	N/A	N/A	N/A	N/A	-3.50%(03/23/01)**
Fidelity Equity Income	-6.54%	N/A	N/A	N/A	1.01%(06/01/00)
Fidelity Growth Opportunities	-15.83%	N/A	N/A	N/A	0-13.41%(06/01/00)
Colonial High Yield Securities	-4.17%	-4.20%	N/A	N/A	-3.25%(08/17/98)
Colonial Small Cap Value	7.69%	9.79%	N/A	N/A	8.00%(08/17/98)
Colonial Strategic Income	2.22%	0.32%	N/A	N/A	0.48%(07/22/98)
Colonial U.S. Growth & Income	-2.03%	3.36%	N/A	N/A	17.03%(07/22/98)
Liberty All-Star Equity	-14.03%	-1.23%	N/A	N/A	-0.63%(07/22/98)
Liberty S&P 500 Index	-13.37%	N/A	N/A	N/A	-12.16%(06/01/00)
Liberty Select Value	2.04%	N/A	N/A	N/A	7.85%(06/01/00)
Liberty Value	-1.82%	5.38%	N/A	N/A	4.27%(07/22/98)
Newport Tiger	-17.82%	4.36%	N/A	N/A	11.83%(07/22/98)
Rydex Financial Services	-13.36%	N/A	N/A	N/A	2.91%(06/01/00)
Rydex Health Care	-13.18%	N/A	N/A	N/A	1.28%(06/01/00)
MFS Emerging Growth	-34.54%	-3.34%	N/A	N/A	-0.84%(07/22/98)
MFS Investors Growth Stock	-25.88%	N/A	N/A	N/A	0.95%(06/01/00)
MFS Investors Trust	-17.27%	N/A	N/A	N/A	-10.11%(06/01/00)
MFS New Discovery	-6.57%	N/A	N/A	N/A	-0.85%(06/01/00)
Rydex OTC	-36.08%	N/A	N/A	N/A	-37.81%(06/01/00)
Liberty Federal Securities	5.28%	4.59%	N/A	N/A	4.65%(07/22/98)
Stein Roe Balanced	-10.65%	-1.14%	N/A	N/A	-0.32%(07/22/98)
Stein Roe Growth Stock	-25.83%	-4.64%	N/A	N/A	-3.27%(07/22/98)
Wanger Foreign Forty	-27.63%	N/A	N/A	N/A	-25.41%(10/16/00)
Wanger International Small Cap	-22.25%	N/A	N/A	N/A	-26.06%(10/16/00)
Wanger Twenty	7.57%	N/A	N/A	N/A	9.67%(10/16/00)
Wanger U.S. Small Cap	9.84%	N/A	N/A	N/A	12.90%(10/16/00)


* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.


** Non-annualized total returns are shown since these Sub-Accounts have been in existence for less than one year.

	Average Annual Total Return for a
	Certificate Surrendered on 12/31/01
	Hypothetical $1,000 Purchase Payment*

	Length of Investment Period
	One	Three	Five	Ten	Since Fund
Sub-Account	Year	Years	Years	Years	Inception Shown
AIM Capital Appreciation	-24.35%	-1.79%	4.54%	N/A	10.20%(05/05/93)
AIM International Growth	-24.60%	-5.79%	-0.09%	N/A	4.98%(05/05/93)
AIM Premier Equity	-13.78%	-2.42%	7.22%	N/A	11.27%(05/05/93)
Alliance Growth and Income	-1.24%	6.64%	12.94%	13.25%	12.24%(01/14/91)
Alliance Premier Growth	-18.85%	-4.52%	10.91%	N/A	14.02%(06/26/92)
Alliance Technology	-26.49%	-0.64%	10.74%	N/A	10.49%(01/11/96)
Alliance Worldwide Privatization	-18.43	-1.07%	1.98%	N/A	4.97%(02/28/95)
Fidelity Dynamic Capitial Appreciation	-29.43%	N/A	N/A	N/A	-33.29%(09/25/00)
Fidelity Equity Income	-6.54%	1.43%	7.73%	11.95%	10.49%(10/10/96)
Fidelity Growth Opportunities	-15.83%	-11.00%	2.12%	N/A	7.72%(01/05/95)
Colonial High Yield Securities	-4.17%	-4.20%	N/A	N/A	-4.39%(05/19/98)
Colonial Small Cap Value	7.69%	9.79%	N/A	N/A	3.66%(05/19/98)
Colonial Strategic Income	2.22%	0.32%	2.62%	N/A	4.98%(07/05/94)
Colonial U.S. Growth & Income	-2.03%	3.36%	11.30%	N/A	14.30%(07/05/94)
Liberty All-Star Equity	-14.03%	-1.23%	N/A	N/A	3.14%(11/15/97)
Liberty S&P 500 Index	-13.37%	N/A	N/A	N/A	-12.03%(05/25/00)
Liberty Select Value	2.04%	N/A	N/A	N/A	7.75%(05/25/00)
Liberty Value	-1.82%	5.38%	10.30%	N/A	11.30%(07/01/93)
Newport Tiger	-17.82%	4.36%	-6.55%	N/A	-1.65%(05/01/95)
Rydex Financial Services	-13.36%	N/A	N/A	N/A	2.88%(05/25/00)
Rydex Health Care	-13.18%	N/A	N/A	N/A	1.26%(05/25/00)
MFS Emerging Growth	-34.54%	-3.34%	7.53%	N/A	10.81%(07/24/95)
MFS Investors Growth Stock	-25.88%	N/A	N/A	N/A	2.68%(05/03/99)
MFS Investors Trust	-17.27%	-5.08%	5.74%	N/A	9.15%(10/09/95)
MFS New Discovery	-6.57%	N/A	N/A	N/A	12.90%(04/29/98)
Rydex OTC	-36.08%	-8.91%	N/A	N/A	8.74%(05/07/97)
Liberty Federal Securities	5.28%	4.59%	5.33%	4.97%	6.24%(01/01/89)
Stein Roe Balanced	-10.65%	-1.14%	4.33%	6.65%	8.36%(01/01/89)
Stein Roe Growth Stock	-25.83%	-4.64%	7.39%	8.84%	11.83%(01/01/89)
Wanger Foreign Forty	-27.63%	N/A	N/A	N/A	8.72%(02/01/99)
Wanger International Small Cap	-22.25%	3.73%	4.48%	N/A	12.25%(05/03/95)
Wanger Twenty	7.57%	N/A	N/A	N/A	16.08%(02/01/99)
Wanger U.S. Small Cap	9.84%	7.03%	10.91%	N/A	16.78%(05/03/95)


* Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus any expense reimbursement percentages currently applicable to the Funds.


Change in Accumulation Unit Value

The following performance information illustrates the average annual change and the actual annual change in Accumulation Unit values for each Sub-Account and is computed differently than the standardized average annual total return information. Performance information for periods prior to the inception date of the Contract's Sub-Accounts assumes the Certificates were available prior to that date on the Funds' inception date.

A Sub-Account's average annual change in Accumulation Unit values is the annualized rate at which the value of a Unit changes over the time period illustrated. A Sub-Account's actual annual change in Accumulation Unit values is the rate at which the value of a Unit changes over each 12-month period illustrated. These rates of change in Accumulation Unit values reflect the Certificate's annual 1.25% Mortality and Expense Risk Charge and the annual 0.15% administrative charge. They do not reflect deductions for any premium taxes. The rates of change would be lower if these charges were included.

	Average Annual Change	Average Annual Change
	In Accumulation Unit	in Accumulation Unit Value
	Value From Fund	over the period shown
	Inception Shown	through 12/31/01
Sub-Account	through 12/31/01**	Three Years	Five Years	Ten Years
AIM Capital Appreciation	10.20%(05/05/93)	-1.76%	4.54%	N/A
AIM International Growth	4.98%(05/05/93)	-5.76%	-0.09%	N/A
AIM Premier Equity	11.27%(05/05/93)	-2.39%	7.22%	N/A
Alliance Growth and Income	12.24%(01/14/91)	6.66%	12.94%	13.25%
Alliance Premier Growth	14.02%(06/26/92)	-4.49%	10.91%	N/A
Alliance Technology	10.49%(01/11/96)	-0.61%	10.74%	N/A
Alliance Worldwide Privatization	4.97%(02/28/95)	-1.04%	1.98%	N/A
Fidelity Dynamic Capital Appreciation	-33.29%(09/25/00)	N/A	N/A	N/A
Fidelity Equity Income	10.49%(10/10/86)	1.46%	7.73%	11.95%
Fidelity Growth Opportunities	7.72%(01/05/95)	-10.97%	2.12%	N/A
Colonial High Yield Securities	-4.39%(05/19/98)	-4.17%	N/A	N/A
Colonial Small Cap Value	3.66%(05/19/98)	9.81%	N/A	N/A
Colonial Strategic Income	4.98%(07/05/94)	0.35%	2.62%	N/A
Colonial U.S. Growth & Income	14.30%(07/05/94)	3.39%	11.30%	N/A
Liberty All-Star Equity	3.14%(11/15/97)	-1.20%	N/A	N/A
Liberty S&P 500 Index	-12.03%(05/25/00)	N/A	N/A	N/A
Liberty Select Value	7.75%(05/25/00)	N/A	N/A	N/A
Liberty Value	11.30%(07/01/93)	5.41%	10.30%	N/A
Newport Tiger	-1.65%(05/01/95)	4.39%	-6.55%	N/A
Rydex Financial Services	2.88%(05/25/00)	N/A	N/A	N/A
Rydex Health Care	1.26%(05/25/00)	N/A	N/A	N/A
MFS Emerging Growth	10.81%(07/24/95)	-3.31%	7.53%	N/A
MFS Investors Growth Stock	2.68%(05/03/99)	N/A	N/A	N/A
MFS Investors Trust	9.15%(10/09/95)	-5.05%	5.74%	N/A
MFS New Discovery	12.90%(04/29/98)	15.55%	N/A	N/A
Rydex OTC	8.74%(05/07/97)	-8.88%	N/A	N/A
Liberty Federal Securities	6.24%(01/01/89)	4.61%	5.33%	4.97%
Stein Roe Balanced	8.36%(01/01/89)	-1.11%	4.33%	6.65%
Stein Roe Growth Stock	11.83%(01/01/89)	-4.61%	7.39%	8.84%
Wanger Foreign Forty	8.72%(02/01/99)	N/A	N/A	N/A
Wanger International Small Cap	12.25%(05/03/95)	3.76%	4.48%	N/A
Wanger Twenty	16.08%(02/01/99)	N/A	N/A	N/A
Wanger U.S. Small Cap	16.78%(05/03/95)	7.06%	10.91%	N/A
	12-Month Period Change in Accumulation
	Unit Value**
Sub-Account	1992	1993	1994	1995	1996
AIM Capital Appreciation	N/A	18.41%*	1.09%	33.79%	15.98%
AIM International Growth	N/A	9.00%*	-1.13%	16.74%	21.67%
AIM Premier Equity	N/A	13.78%*	2.60%	34.34%	13.45%
Alliance Growth and Income	6.44%	10.16%	-1.72%	33.93%	22.36%
Alliance Premier Growth	12.99%*	11.07%	-4.30%	42.85%	21.00%
Alliance Technology	N/A	N/A	N/A	N/A	8.65%*
Alliance Worldwide Privatization	N/A	N/A	N/A	8.10%*	16.87%
Fidelity Dynamic Capital Appreciation	N/A	N/A	N/A	N/A	N/A
Fidelity Equity Income	15.27%	16.66%	5.59%	33.23%	12.69%
Fidelity Growth Opportunities	N/A	N/A	N/A	29.82%*	16.63%
Colonial High Yield Securities	N/A	N/A	N/A	N/A	N/A
Colonial Small Cap Value	N/A	N/A	N/A	N/A	N/A
Colonial Strategic Income	N/A	N/A	0.15%*	16.67%	8.20%
Colonial U.S. Growth & Income	N/A	N/A	3.69%*	27.91%	20.14%
Liberty All-Star Equity	N/A	N/A	N/A	N/A	N/A
Liberty S&P 500 Index	N/A	N/A	N/A	N/A	N/A
Liberty Select Value	N/A	N/A	N/A	N/A	N/A
Liberty Value	N/A	4.28%*	-2.12%	28.34%	16.16%
Newport Tiger	N/A	N/A	N/A	14.46%*	9.69%
Rydex Financial Services	N/A	N/A	N/A	N/A	N/A
Rydex Health Care	N/A	N/A	N/A	N/A	N/A
MFS Emerging Growth	N/A	N/A	N/A	16.70%*	15.40%
MFS Investors Growth Stock	N/A	N/A	N/A	N/A	N/A
MFS Investors Trust	N/A	N/A	N/A	6.31%*	22.72%
MFS New Discovery	N/A	N/A	N/A	N/A	N/A
Rydex OTC	N/A	N/A	N/A	N/A	N/A
Liberty Federal Securities	4.49%	4.80%	-2.93%	14.14%	3.25%
Stein Roe Balanced	6.04%	7.78%	-4.52%	23.75%	14.01%
Stein Roe Growth Stock	5.15%	3.52%	-7.64%	35.84%	19.59%
Wanger Foreign Forty	N/A	N/A	N/A	N/A	N/A
Wanger International Small Cap	N/A	N/A	N/A	33.28%*	30.17%
Wanger Twenty	N/A	N/A	N/A	N/A	N/A
Wanger U.S. Small Cap	N/A	N/A	N/A	15.88%*	44.55%
12-Month Period Change in Accumulation
Unit Value**
Sub-Account	1997	1998	1999	2000	2001
AIM Capital Appreciation	11.90%	17.68%	42.62%	-12.14%	-24.35%
AIM International Growth	7.12%	11.03%	52.91%	-27.42%	-24.60%
AIM Premier Equity	21.99%	24.89%	28.12%	-15.42%	-13.78%
Alliance Growth and Income	27.02%	19.22%	9.54%	12.03%	-1.24%
Alliance Premier Growth	32.01%	45.93%	30.17%	-17.92%	-18.85%
Alliance Technology	4.74%	61.13%	72.69%	-22.75%	-26.49%
Alliance Worldwide Privatization	9.22%	4.23%	56.64%	-24.16%	-18.43
Fidelity Dynamic Capital Appreciation	N/A	N/A	N/A	-15.11%*	-29.43%
Fidelity Equity Income	26.29%	10.00%	4.79%	6.65%	-6.54%
Fidelity Growth Opportunities	28.16%	22.79%	2.74%	-18.41%	-15.83%
Colonial High Yield Securities	N/A	-3.69%*	0.25%	-8.39%	-4.17%
Colonial Small Cap Value	N/A	-14.25%*	4.87%	17.24%	7.69%
Colonial Strategic Income	7.70%	4.56%	0.38%	-1.51%	2.22%
Colonial U.S. Growth & Income	30.41%	18.49%	10.45%	2.13%	-2.03%
Liberty All-Star Equity	0.63%*	17.03%	7.06%	4.79%	-14.03%
Liberty S&P 500 Index	N/A	N/A	N/A	-6.00%*	-13.37%
Liberty Select Value	N/A	N/A	N/A	10.46%*	2.04%
Liberty Value	27.19%	9.60%	4.09%	14.60%	-1.82%
Newport Tiger	-32.09%	-7.73%	65.70%	-16.47%	-17.82%
Rydex Financial Services	N/A	N/A	N/A	20.79%*	-13.36%
Rydex Health Care	N/A	N/A	N/A	17.52%*	-13.18%
MFS Emerging Growth	20.22%	32.31%	74.28%	-20.77%	-34.54%
MFS Investors Growth Stock	N/A	N/A	38.22%*	4.73%	-25.88%
MFS Investors Trust	27.99%	20.64%	5.22%	-1.66%	-17.27%
MFS New Discovery	N/A	1.25%*	71.02%	-3.45%	-6.57%
Rydex OTC	6.54%*	83.23%	94.14%	-39.04%	-36.08%
Liberty Federal Securities	7.54%	5.32%	-0.34%	9.10%	5.28%
Stein Roe Balanced	15.21%	10.99%	11.07%	-2.56%	-10.65%
Stein Roe Growth Stock	30.45%	26.14%	35.05%	-13.35%	-25.83%
Wanger Foreign Forty	N/A	N/A	81.59%*	-2.93%	-27.63%
Wanger International Small Cap	-2.82%	14.72%	123.30%	-35.66%	-22.25%
Wanger Twenty	N/A	N/A	32.95%*	7.94%	7.57%
Wanger U.S. Small Cap	27.63%	7.18%	23.34%	-9.42%	9.84%

* Percentage of change is for less than 12 months; it is for the period from the inception date shown to the end of the year.


** Fund expenses in excess of defined amounts were reimbursed during one or more calendar years for all Funds Newport Tiger. Without this expense reimbursement any return percentages shown that include these calendar years would be lower. See footnote 2 on page 7 of the prospectus for any expense reimbursement percentages currently applicable to the Funds.


Yield for Stein Roe Money Market Sub-Account

Yield percentages for the Stein Roe Money Market Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Yield reflects the deduction of the annual 1.40% asset-based Certificate charges. Yield does not reflect premium tax charges. The yield would be lower if these charges were included. The following is the standardized formula:

Yield equals:   (A - B - 1) x  365

                           C                  7

Where:

A	=	the Accumulation Unit value at the end of the 7-day period.

B	=	$0.00.

C	=	the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the Stein Roe Money Market Sub-Account will continue over an entire year.

For the 7-day period ended 12/31/01 the yield for the Stein Roe Money Market Sub-Account was 0.17%.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Keyport Benefit Life Insurance Company are included in the statement of additional information. The financial statements of Keyport Benefit Life Insurance Company are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Report of Independent Auditors

To the Board of Directors of Keyport Benefit Life Insurance Company

and Contract Owners of Variable Account A

We have audited the accompanying statement of assets and liabilities of Keyport Benefit Life Insurance Company Variable Account A (comprising, respectively, the AIM VI Value Series I, AIM VI International Equity Series I, AIM VI Capital Appreciation Series I, AIM VI Growth Series I, Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alliance Premier Growth Portfolio (A), Alliance Premier Growth Portfolio (B), Alliance Growth and Income Portfolio (B), Alliance Technology Portfolio (B), Alliance Growth and Income Portfolio (A), Alliance Global Bond Portfolio (A), Alliance Global Bond Portfolio (B), Alliance Real Estate Investment Portfolio (A), Alliance Worldwide Privatization Portfolio (B), Alliance International Portfolio (B), Alliance Growth Portfolio (B), Brinson Tactical Allocation Portfolio (I), Exeter Growth Fund, Fidelity VIP Equity Income - SC2, Fidelity VIP III Growth Opportunities Fund - SC2, Templeton Developing Markets Sec Fund 2, Colonial U.S. Growth & Income Fund VS (A), Liberty Value Fund VS (A), Colonial Strategic Income Fund VS (A), Stein Roe Global Utilities Fund VS (A), Liberty All-Star Equity Fund VS (A), Colonial U.S. Growth & Income Fund VS (B), Liberty S&P 500 Index Fund VS (B), Colonial Strategic Income Fund VS (B), Wanger U.S. Small Cap Fund, Colonial High Yield Securities Fund VS (A), Colonial High Yield Securities Fund VS (B), Liberty Select Value Fund VS (B), Colonial Small Cap Value Fund VS (B), Wanger International Small Cap Fund, Colonial International Fund for Growth VS (A), Newport Tiger Fund VS (B), Rydex Health Care Fund VS (B), Colonial Small Cap Value Fund VS (A), Rydex Financial Services Fund VS (B), Liberty Value Fund VS (B), Newport Tiger Fund VS (A), Wanger Twenty Fund, Colonial Global Equity Fund VS (B), Colonial International Horizons Fund VS (B), Liberty All-Star Equity Fund VS (B), Crabbe Huson Real Estate Investment Fund VS (B), Wanger Foreign Forty Fund, Liberty Newport Japan Opportunities Fund VS (B), MFS Research Series - IC, MFS Emerging Growth Series - IC, MFS Investors Trust Series - SC, MFS Emerging Growth Series - SC, MFS Investors Growth Stock Series - SC, MFS New Discovery Series - SC, MFS Bond Series - IC, Rydex OTC Fund, Stein Roe Money Market Fund VS (A), Stein Roe Balanced Fund VS (A), Stein Roe Growth Stock Fund VS (A), Liberty Federal Securities Fund VS (B), Stein Roe Growth Stock Fund VS (B), Stein Roe Balanced VS (B), Liberty Federal Securities Fund VS (A), Stein Roe Small Company Growth Fund VS (A)) of the Keyport Benefit Life Insurance Company as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Keyport Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company Variable Account A at December 31, 2001, and the results of its operations and changes in its net assets for the years ended December 31, 2001 and 2000, in conformity with accounting principles generally accepted in the United States.

ERNST & YOUNG LLP

Boston, Massachusetts

April 19, 2002

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2001

Assets

Investments at market value:
AIM Variable Insurance Funds, Inc.
AIM VI Value Series I - 270,103 shares (cost $8,145,141)	$6,306,900
AIM VI International Equity Series I - 286,691 shares (cost $5,617,431)	4,274,558
AIM VI Capital Appreciation Series I - 161,754 shares (cost $5,406,745)	3,513,293
AIM VI Growth Series I - 47,993 shares (cost $1,487,023)	785,638

Alger American Fund
Alger American Growth Portfolio - 236,974 shares (cost $13,430,933)	8,713,527
Alger American Small Capitalization Portfolio - 120,304 shares (cost $4,617,145)	1,991,028

Alliance Variable Products Series Fund, Inc.
Alliance Premier Growth Portfolio (A) - 524,256 shares (cost $17,673,109)	13,190,281
Alliance Premier Growth Portfolio (B) - 354,832 shares (cost $13,040,558)	8,870,811
Alliance Growth and Income Portfolio (B) - 278,461 shares (cost $6,322,692)	6,134,501
Alliance Technology Portfolio (B) - 308,986 shares (cost $9,620,555)	5,299,104
Alliance Growth and Income Portfolio (A) - 106,151 shares (cost $2,288,136)	2,352,296
Alliance Global Bond Portfolio (A) - 193,316 shares (cost $2,272,858)	2,112,939
Alliance Global Bond Portfolio (B) - 40,640 shares (cost $442,178)	441,354
Alliance Real Estate Investment Portfolio (A) - 19,811 shares (cost $190,096)	227,826
Alliance Worldwide Privatization Portfolio (B) - 7,198 shares (cost $104,267)	87,598
Alliance International Portfolio (B) - 856 shares (cost $9,640)	10,002
Alliance Growth Portfolio (B) - 438 shares (cost $6,804)	7,141

Brinson Series Trust
Brinson Tactical Allocation Portfolio (I) - 4,656 shares (cost $74,617)	59,089

Exeter Insurance Fund, Inc.
Exeter Growth Fund - 3,475 shares (cost $50,719)	48,888

Fidelity VIP Funds
Fidelity VIP Equity Income Fund - SC2 - 133,631 shares (cost $3,117,834)	3,018,730
Fidelity VIP III Growth Opportunities Fund - SC2 - 98,322 shares (cost $1,664,073)	1,478,768

Franklin Templeton Funds
Templeton Developing Markets Sec Fund 2 - 48,896 shares (cost $338,548)	232,747

Liberty Variable Investment Trust
Colonial U.S. Growth & Income Fund, VS (A) - 773,484 shares (cost $14,650,549)	12,027,681
Liberty Value Fund, VS (A) - 690,716 shares (cost $11,166,498)	9,545,694
Colonial Strategic Income Fund, VS (A) - 1,004,149 shares (cost $10,998,560)	8,957,013
SteinRoe Global Utilities Fund, VS (A) - 411,482 shares (cost $6,317,576)	4,464,581
Liberty All-Star Equity Fund, VS (A) - 399,229 shares (cost $4,806,239)	4,207,872
Colonial U.S. Growth & Income Fund, VS (B) - 243,398 shares (cost $4,214,721)	3,779,967
Liberty S&P 500 Index Fund, VS (B) - 355,893 shares (cost $3,925,989)	3,519,778
Colonial Strategic Income Fund, VS (B) - 330,320 shares (cost $3,196,460)	2,943,148
Wanger US Small Cap Fund - 105,977 shares (cost $2,242,473)	2,357,995
Colonial High Yield Securities Fund, VS (A) - 287,142 shares (cost $2,532,476)	1,880,778
Colonial High Yield Securities Fund, VS (B) - 287,776 shares (cost $2,127,023)	1,873,420

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY

VARIABLE ACCOUNT A

Statement of Assets and Liabilities

December 31, 2001

Assets (continued)

Liberty Variable Investment Trust (continued)
Liberty Select Value Fund, VS (B) - 113,731 shares (cost $1,515,252)	$1,552,430
Colonial Small Cap Value Fund, VS (B) - 126,155 shares (cost $1,334,470)	1,457,086
Wanger International Small Cap Fund - 86,461 shares (cost $1,376,404)	1,331,505
Colonial International Fund for Growth, VS (A) - 825,084 shares (cost $1,733,522)	1,204,622
Newport Tiger Fund, VS (B) - 663,543 shares (cost $1,189,277)	1,201,012
Rydex Health Care Fund, VS (B) - 91,370 shares (cost $1,174,740)	1,143,948
Colonial Small Cap Value Fund, VS (A) - 88,976 shares (cost $821,172)	1,028,558
Rydex Financial Services Fund, VS (B) - 64,215 shares (cost $850,510)	814,890
Liberty Value Fund, VS (B) - 58,249 shares (cost $848,062)	803,259
Newport Tiger Fund, VS (A) - 448,623 shares (cost $955,801)	794,064
Wanger Twenty Fund - 40,435 shares (cost $572,457)	621,080
Colonial Global Equity Fund, VS (B) - 79,219 shares (cost $875,752)	564,041
Colonial International Horizons Fund, VS (B) - 70,274 shares (cost $792,108)	530,571
Liberty All-Star Equity Fund, VS (B) - 48,683 shares (cost $601,330)	512,632
Crabbe Huson Real Estate Investment Fund, VS (B) - 38,679 shares (cost $351,695)	386,013
Wanger Foreign Forty Fund - 10,419 shares (cost $134,393)	121,277
Liberty Newport Japan Opportunities Fund, VS (B) - 889 shares (cost $10,226)	5,094

MFS Variable Insurance Trust
MFS Research Series - IC - 241,710 shares (cost $4,706,737)	3,461,285
MFS Emerging Growth Series - IC - 185,896 shares (cost $4,950,116)	3,342,407
MFS Investors Trust Series - SC - 121,308 shares (cost $2,250,709)	2,071,938
MFS Emerging Growth Series - SC - 109,131 shares (cost $2,712,039)	1,956,724
MFS Investors Growth Stock Series - SC - 150,807 shares (cost $1,772,990)	1,458,308
MFS New Discovery Series - SC - 70,111 shares (cost $1,126,431)	1,067,085
MFS Bond Series - IC - 76,160 shares (cost $861,210)	877,364

Rydex Variable Trust
Rydex OTC Fund - 19,550 shares (cost $456,412)	289,345

SteinRoe Variable Investment Trust
SteinRoe Money Market Fund, VS (A) - 29,231,980 shares (cost $29,231,980)	29,231,980
SteinRoe Balanced Fund, VS (A) - 911,112 shares (cost $15,096,049)	12,628,017
SteinRoe Growth Stock Fund, VS (A) - 402,392 shares (cost $20,295,636)	11,242,820
Liberty Federal Securities Fund, VS (B) - 704,572 shares (cost $7,459,080)	7,595,284
SteinRoe Growth Stock Fund, VS (B) - 216,534 shares (cost $8,546,079)	6,023,986
SteinRoe Balanced Fund, VS (B) - 380,815 shares (cost $5,793,775)	5,259,053
Liberty Federal Securities Fund, VS (A) - 432,723 shares (cost $4,529,937)	4,695,049
SteinRoe Small Company Growth Fund, VS (A) - 65,415 shares (cost $893,303)	595,273

Net assets	$230,582,946

Liabilities
Variable annuity contracts	$204,355,888
Annuity reserves	26,153,208
Retained by Keyport Benefit Life Company	73,850

Total liabilities	$230,582,946

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	AIM VI Value Series 1		AIM VI International Equity Series I
	2001	2000	2001	2000
Income
Dividends	$8,188	$229,322	$14,333	$147,670
Expenses
Mortality and expense risk
and administrative charges	81,575	48,011	52,678	17,883
Net investment income (expense)	(73,387)	181,311	(38,345)	129,787
Realized gain (loss) on sale	(48,914)	312	323,748	2,355
Realized gain distributions	124,290	-	112,085	-
Unrealized appreciation (depreciation)
during the period	(874,202)	(1,005,217)	(858,880)	(608,529)
Net increase (decrease) in net assets
from operations	(872,213)	(823,594)	(461,392)	(476,387)

Purchase payments from contract owners	1,925,782	4,487,520	1,726,638	2,313,214
Transfers between accounts	694,725	1,254,695	1,311,272	507,558
Contract terminations and annuity payouts	(744,130)	(614,571)	(679,041)	(554,031)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,876,377	5,127,644	2,358,869	2,266,741

Net assets at beginning of year	5,302,736	998,686	2,377,081	586,727

Net assets at end of year	$6,306,900	$5,302,736	$4,274,558	$2,377,081

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	AIM VI Capital Appreciation Series I		AIM VI Growth Series I
	2001	2000	2001	2000
Income
Dividends	$-	$108,026	$1,881	$43,465
Expenses
Mortality and expense risk
and administrative charges	48,713	38,896	12,965	18,912
Net investment income (expense)	(48,713)	69,130	(11,084)	24,553
Realized gain (loss) on sale	(64,618)	(10,728)	(67,508)	(2,227)
Realized gain distributions	287,653	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,179,793)	(805,870)	(381,514)	(407,603)
Net increase (decrease) in net assets
from operations	(1,005,471)	(747,468)	(460,106)	(385,277)

Purchase payments from contract owners	430,056	3,841,803	138,527	506,093
Transfers between accounts	673,878	1,314,680	33,229	487,579
Contract terminations and annuity payouts	(373,033)	(1,203,455)	(208,680)	(71,798)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	730,901	3,953,028	(36,924)	921,874

Net assets at beginning of year	3,787,863	582,303	1,282,668	746,071

Net assets at end of year	$3,513,293	$3,787,863	$785,638	$1,282,668

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alger American Growth Portfolio		Alger American Small Capitalization Portfolio
	2001	2000	2001	2000
Income
Dividends	$24,578	$1,687,327	$1,180	$1,264,599
Expenses
Mortality and expense risk
and administrative charges	142,072	173,629	31,753	47,105
Net investment income (expense)	(117,494)	1,513,698	(30,573)	1,217,494
Realized gain (loss) on sale	(481,142)	33,534	(237,076)	(47,686)
Realized gain distributions	1,332,731	-	-	-
Unrealized appreciation (depreciation)
during the period	(2,302,771)	(3,907,309)	(718,082)	(2,436,079)
Net increase (decrease) in net assets
from operations	(1,568,676)	(2,360,077)	(985,731)	(1,266,271)

Purchase payments from contract owners	67,683	4,188,964	9,383	2,135,256
Transfers between accounts	(1,103,068)	2,028,061	(118,760)	852,381
Contract terminations and annuity payouts	(899,357)	(1,394,022)	(143,469)	(834,982)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,934,742)	4,823,003	(252,846)	2,152,655

Net assets at beginning of year	12,216,945	9,754,019	3,229,605	2,343,221

Net assets at end of year	$8,713,527	$12,216,945	$1,991,028	$3,229,605

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Premier Growth Portfolio (A)		Alliance Premier Growth Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$-	$1,114,697	$-	$341,105
Expenses
Mortality and expense risk
and administrative charges	208,044	286,741	120,657	92,762
Net investment income (expense)	(208,044)	827,956	(120,657)	248,343
Realized gain (loss) on sale	(700,221)	7,555	(76,965)	(5,006)
Realized gain distributions	822,583	-	485,801	-
Unrealized appreciation (depreciation)
during the period	(3,201,188)	(4,816,618)	(2,195,146)	(2,114,845)
Net increase (decrease) in net assets
from operations	(3,286,870)	(3,981,107)	(1,906,967)	(1,871,508)

Purchase payments from contract owners	2,151,560	11,430,676	15,507	-
Transfers between accounts	(1,529,170)	(4,157,483)	1,698,506	8,715,365
Contract terminations and annuity payouts	(2,832,980)	(4,002,126)	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(2,210,590)	3,271,067	1,714,013	8,715,365

Net assets at beginning of year	18,687,741	19,397,781	9,063,765	2,219,908

Net assets at end of year	$13,190,281	$18,687,741	$8,870,811	$9,063,765

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Growth & Income Portfolio 3		Alliance Growth and Income Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$19,871	$2,657
Expenses
Mortality and expense risk
and administrative charges	262	188	53,016	5,038
Net investment income (expense)	(262)	(188)	(33,145)	(2,381)
Realized gain (loss) on sale	(7,628)	(650)	(8,160)	2,878
Realized gain distributions	6,673	-	151,744	-
Unrealized appreciation (depreciation)
during the period	635	(635)	(238,782)	50,544
Net increase (decrease) in net assets
from operations	(582)	(1,473)	(128,343)	51,041

Purchase payments from contract owners	-	46,553	80,583	-
Transfers between accounts	(24,438)	(2,570)	4,792,122	1,335,945
Contract terminations and annuity payouts	-	(17,490)	(972)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(24,438)	26,493	4,871,733	1,335,945

Net assets at beginning of year	25,020	-	1,391,111	4,125

Net assets at end of year	$-	$25,020	$6,134,501	$1,391,111

3 Closed September 4, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Technology Portfolio (B)		Alliance Growth and Income Portfolio (A)
	2001	2000	2001	2000
Income
Dividends	$-	$258,592	$15,439	$163,239
Expenses
Mortality and expense risk
and administrative charges	73,176	63,905	36,302	32,206
Net investment income (expense)	(73,176)	194,687	(20,863)	131,033
Realized gain (loss) on sale	(61,702)	(36,381)	(11,403)	1,092
Realized gain distributions	451,117	-	113,484	-
Unrealized appreciation (depreciation)
during the period	(2,002,589)	(2,426,761)	(115,894)	160,188
Net increase (decrease) in net assets
from operations	(1,686,350)	(2,268,455)	(34,676)	292,313

Purchase payments from contract owners	819,702	6,754,580	3,619,645	2,130,758
Transfers between accounts	966,490	1,740,161	(2,670,644)	(890,166)
Contract terminations and annuity payouts	(554,450)	(1,417,644)	(1,251,356)	(355,661)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,231,742	7,077,097	(302,355)	884,931

Net assets at beginning of year	5,753,712	945,070	2,689,327	1,512,083

Net assets at end of year	$5,299,104	$5,753,712	$2,352,296	$2,689,327

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Global Bond Portfolio (A)		Alliance Global Bond Portfolio (B)
	2001	2000	2001	2000
Income
Dividends	$-	$95,777	$-	$11,106
Expenses
Mortality and expense risk
and administrative charges	32,394	34,221	6,119	3,970
Net investment income (expense)	(32,394)	61,556	(6,119)	7,136
Realized gain (loss) on sale	(6,692)	(2,696)	1,063	(76)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,937)	(59,198)	(3,691)	3,115
Net increase (decrease) in net assets
from operations	(41,023)	(338)	(8,747)	10,175

Purchase payments from contract owners	44,620	666,011	-	-
Transfers between accounts	(216,186)	(62,838)	2,287	392,992
Contract terminations and annuity payouts	(309,217)	(250,552)	-	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(480,783)	352,621	2,287	392,992

Net assets at beginning of year	2,634,745	2,282,462	447,814	44,647

Net assets at end of year	$2,112,939	$2,634,745	$441,354	$447,814

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Alliance Real Estate Investment Portfolio (A)		Alliance Worldwide Privatization Portfolio (B)2
	2001	2000	2001	2000
Income
Dividends	$7,421	$8,425	$126	$-
Expenses
Mortality and expense risk
and administrative charges	3,053	2,509	1,630	59
Net investment income (expense)	4,368	5,916	(1,504)	(59)
Realized gain (loss) on sale	1,404	830	36,390	(3)
Realized gain distributions	-	-	3,905	-
Unrealized appreciation (depreciation)
during the period	13,077	31,608	(14,913)	(1,757)
Net increase (decrease) in net assets
from operations	18,849	38,354	23,878	(1,819)

Purchase payments from contract owners	-	82,083	16,177	15,263
Transfers between accounts	16,248	15,275	32,786	1,867
Contract terminations and annuity payouts	(28,103)	(31,276)	(554)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(11,855)	66,082	48,409	17,130

Net assets at beginning of year	220,832	116,396	15,311	-

Net assets at end of year	$227,826	$220,832	$87,598	$15,311

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Global Equity Portfolio 3		Alliance International Portfolio (B) 1
	2001	2000	2001
Income
Dividends	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	129	67	23
Net investment income (expense)	(129)	(67)	(23)
Realized gain (loss) on sale	(5,069)	1	-
Realized gain distributions	1,970	-	-
Unrealized appreciation (depreciation)
during the period	(215)	215	362
Net increase (decrease) in net assets
from operations	(3,442)	149	339

Purchase payments from contract owners	-	14,049	-
Transfers between accounts	(7,274)	316	9,687
Contract terminations and annuity payouts	(3,798)	-	(24)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	(11,072)	14,365	9,663

Net assets at beginning of year	14,514	-	-

Net assets at end of year	$-	$14,514	$10,002

1 Commenced operations October 26, 2001
3 Closed September 4, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Mitchell Hutchins Growth Portfolio (I)3		Alliance Growth Portfolio (B) 1
	2001	2000	2001
Income
Dividends	$-	$1,667	$-
Expenses
Mortality and expense risk
and administrative charges	82	125	16
Net investment income (expense)	(82)	1,542	(16)
Realized gain (loss) on sale	(10,700)	71	2
Realized gain distributions	4,812	-	-
Unrealized appreciation (depreciation)
during the period	3,438	(3,513)	337
Net increase (decrease) in net assets
from operations	(2,532)	(1,900)	323

Purchase payments from contract owners	-	12,616	-
Transfers between accounts	(3,283)	(1,047)	6,843
Contract terminations and annuity payouts	(3,868)	(8,217)	(25)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	(7,151)	3,352	6,818

Net assets at beginning of year	9,683	8,231	-

Net assets at end of year	$-	$9,683	$7,141

1 Commenced operations October 26, 2001
3 Closed September 4, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Brinson Tactical Allocation Portfolio (I) 4		Exeter Growth Fund
	2001	2000	2001
Income
Dividends	$1,524	$153	$1,155
Expenses
Mortality and expense risk
and administrative charges	863	430	108
Net investment income (expense)	661	(277)	1,047
Realized gain (loss) on sale	(1,695)	28	2
Realized gain distributions	4,221	-	2,087
Unrealized appreciation (depreciation)
during the period	(13,666)	(1,887)	(1,831)
Net increase (decrease) in net assets
from operations	(10,479)	(2,136)	1,305

Purchase payments from contract owners	22,461	102,476	47,583
Transfers between accounts	(10,008)	(14,777)	-
Contract terminations and annuity payouts	(16,550)	(20,106)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-
Net increase (decrease) in net assets from
contract transactions	(4,097)	67,593	47,583

Net assets at beginning of year	73,665	8,208	-

Net assets at end of year	$59,089	$73,665	$48,888

4 Name changed from Mitchell Hutchins Tactical
Allocation Portfolio effective September 4, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Fidelity VIP Equity Income Fund - SC2 2		Fidelity VIP III Growth Opportunities Fund - SC2 2
	2001	2000	2001	2000
Income
Dividends	$17,201	$-	$2,330	$-
Expenses
Mortality and expense risk
and administrative charges	28,850	3,625	15,064	1,787
Net investment income (expense)	(11,649)	(3,625)	(12,734)	(1,787)
Realized gain (loss) on sale	(20,538)	79	(6,620)	(278)
Realized gain distributions	49,506	-	-	-
Unrealized appreciation (depreciation)
during the period	(148,084)	48,980	(133,698)	(51,607)
Net increase (decrease) in net assets
from operations	(130,765)	45,434	(153,052)	(53,672)

Purchase payments from contract owners	2,018,825	870,664	805,817	628,399
Transfers between accounts	560,220	98,468	473,536	85,653
Contract terminations and annuity payouts	(372,416)	(71,700)	(254,625)	(53,288)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,206,629	897,432	1,024,728	660,764

Net assets at beginning of year	942,866	-	607,092	-

Net assets at end of year	$3,018,730	$942,866	$1,478,768	$607,092

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Templeton Developing Markets Sec Fund 2		Colonial U.S. Growth & Income Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$2,024	$1,312	$123,432	$1,498,396
Expenses
Mortality and expense risk
and administrative charges	3,334	2,980	173,587	168,215
Net investment income (expense)	(1,310)	(1,668)	(50,155)	1,330,181
Realized gain (loss) on sale	(3,136)	4,931	(32,127)	8,359
Realized gain distributions	-	-	1,663,167	-
Unrealized appreciation (depreciation)
during the period	(20,305)	(91,983)	(1,884,498)	(1,007,545)
Net increase (decrease) in net assets
from operations	(24,751)	(88,720)	(303,613)	330,995

Purchase payments from contract owners	780	316,244	152,610	2,676,649
Transfers between accounts	10,591	42,494	462,366	497,735
Contract terminations and annuity payouts	(12,411)	(101,437)	(1,337,552)	(1,237,058)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,040)	257,301	(722,576)	1,937,326

Net assets at beginning of year	258,538	89,957	13,053,870	10,785,549

Net assets at end of year	$232,747	$258,538	$12,027,681	$13,053,870

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Value Fund, VS (A) 6		Colonial Strategic Income Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$129,739	$171,179	$782,682	$978,785
Expenses
Mortality and expense risk
and administrative charges	143,397	141,553	133,110	136,939
Net investment income (expense)	(13,658)	29,626	649,572	841,846
Realized gain (loss) on sale	128,413	(21,652)	(28,529)	2,734
Realized gain distributions	670,846	-	-	-
Unrealized appreciation (depreciation)
during the period	(1,019,829)	1,441,368	(403,255)	(966,476)
Net increase (decrease) in net assets
from operations	(234,228)	1,449,342	217,788	(121,896)

Purchase payments from contract owners	65,845	631,856	101,083	1,628,519
Transfers between accounts	(337,860)	(417,107)	(187,929)	(345)
Contract terminations and annuity payouts	(1,239,218)	(702,128)	(1,206,302)	(1,111,503)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,511,233)	(487,379)	(1,293,148)	516,671

Net assets at beginning of year	11,291,155	10,329,192	10,032,373	9,637,598

Net assets at end of year	$9,545,694	$11,291,155	$8,957,013	$10,032,373

6 Changed name from Colonial Growth & Income Fund June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Stein Roe Global Utilities Fund, VS (A)		Liberty All-Star Equity Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$78,921	$663,067	$12,145	$361,975
Expenses
Mortality and expense risk
and administrative charges	73,002	82,028	66,162	74,822
Net investment income (expense)	5,919	581,039	(54,017)	287,153
Realized gain (loss) on sale	(151,990)	16,895	(91,740)	3,691
Realized gain distributions	147,428	-	94,894	-
Unrealized appreciation (depreciation)
during the period	(866,733)	(1,641,029)	(720,170)	(44,368)
Net increase (decrease) in net assets
from operations	(865,376)	(1,043,095)	(771,033)	246,476

Purchase payments from contract owners	73,015	2,350,288	38,524	603,877
Transfers between accounts	(476,491)	1,220,784	(190,537)	283,448
Contract terminations and annuity payouts	(418,347)	(723,492)	(529,886)	(396,650)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(821,823)	2,847,580	(681,899)	490,675

Net assets at beginning of year	6,151,780	4,347,295	5,660,804	4,923,653

Net assets at end of year	$4,464,581	$6,151,780	$4,207,872	$5,660,804

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial US Growth & Income Fund, VS (B) 2		Liberty S&P 500 Index Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$38,181	$64,451	$19,503	$7,058
Expenses
Mortality and expense risk
and administrative charges	28,791	1,915	36,714	4,611
Net investment income (expense)	9,390	62,536	(17,211)	2,447
Realized gain (loss) on sale	(20,691)	(53)	(26,871)	(3,878)
Realized gain distributions	419,417	-	-	-
Unrealized appreciation (depreciation)
during the period	(389,590)	(45,164)	(302,263)	(103,949)
Net increase (decrease) in net assets
from operations	18,526	17,319	(346,345)	(105,380)

Purchase payments from contract owners	2,742,399	743,945	2,335,672	1,580,150
Transfers between accounts	839,050	100,880	883,510	289,657
Contract terminations and annuity payouts	(599,264)	(82,888)	(855,077)	(262,409)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,982,185	761,937	2,364,105	1,607,398

Net assets at beginning of year	779,256	-	1,502,018	-

Net assets at end of year	$3,779,967	$779,256	$3,519,778	$1,502,018

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Strategic Income Fund, VS (B) 2		Wanger US Small Cap Fund
	2001	2000	2001	2000
Income
Dividends	$249,260	$60,739	$184	$-
Expenses
Mortality and expense risk
and administrative charges	24,016	2,502	12,591	7
Net investment income (expense)	225,244	58,237	(12,407)	(7)
Realized gain (loss) on sale	1,055	(309)	(4,784)	-
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(191,079)	(62,234)	115,187	334
Net increase (decrease) in net assets
from operations	35,220	(4,306)	97,996	327

Purchase payments from contract owners	2,191,650	778,349	1,328,509	4,892
Transfers between accounts	764,174	25,848	1,132,797	4,598
Contract terminations and annuity payouts	(671,524)	(176,263)	(211,124)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	2,284,300	627,934	2,250,182	9,490

Net assets at beginning of year	623,628	-	9,817	-

Net assets at end of year	$2,943,148	$623,628	$2,357,995	$9,817

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial High Yield Securities Fund, VS (A)		Colonial High Yield Securities Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$182,688	$192,502	$179,310	$21,558
Expenses
Mortality and expense risk
and administrative charges	27,797	27,066	14,031	735
Net investment income (expense)	154,891	165,436	165,279	20,823
Realized gain (loss) on sale	(10,226)	(5,978)	(2,249)	5
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(229,652)	(335,244)	(223,433)	(30,170)
Net increase (decrease) in net assets
from operations	(84,987)	(175,786)	(60,403)	(9,342)

Purchase payments from contract owners	23,083	1,115,170	1,328,830	200,772
Transfers between accounts	255,142	(52,724)	610,950	46,220
Contract terminations and annuity payouts	(319,815)	(315,411)	(238,029)	(5,578)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(41,590)	747,035	1,701,751	241,414

Net assets at beginning of year	2,007,355	1,436,106	232,072	-

Net assets at end of year	$1,880,778	$2,007,355	$1,873,420	$232,072

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Select Value Fund, VS (B) 2		Colonial Small Cap Value Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$3,357	$1,496	$3,942	$4,332
Expenses
Mortality and expense risk
and administrative charges	8,994	553	12,845	1,457
Net investment income (expense)	(5,637)	943	(8,903)	2,875
Realized gain (loss) on sale	(861)	52	(12,947)	(226)
Realized gain distributions	2,238	-	16,711	-
Unrealized appreciation (depreciation)
during the period	32,121	5,057	101,918	20,698
Net increase (decrease) in net assets
from operations	27,861	6,052	96,779	23,347

Purchase payments from contract owners	897,323	106,120	540,972	414,307
Transfers between accounts	612,967	44,581	523,866	40,385
Contract terminations and annuity payouts	(142,391)	(83)	(131,088)	(51,482)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,367,899	150,618	933,750	403,210

Net assets at beginning of year	156,670	-	426,557	-

Net assets at end of year	$1,552,430	$156,670	$1,457,086	$426,557

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Wanger International Small Cap Fund7		Colonial International Fund for Growth, VS (A)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$-	$262,802
Expenses
Mortality and expense risk
and administrative charges	7,984	3	18,183	25,090
Net investment income (expense)	(7,984)	(3)	(18,183)	237,712
Realized gain (loss) on sale	147,744	-	(39,948)	(4,622)
Realized gain distributions	10,578	-	-	-
Unrealized appreciation (depreciation)
during the period	(44,766)	(133)	(358,085)	(650,632)
Net increase (decrease) in net assets
from operations	105,572	(136)	(416,216)	(417,542)

Purchase payments from contract owners	556,056	1,526	9,662	77,981
Transfers between accounts	729,429	1,263	17,443	119,738
Contract terminations and annuity payouts	(62,205)	-	(93,434)	(81,518)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,223,280	2,789	(66,329)	116,201

Net assets at beginning of year	2,653	-	1,687,167	1,988,508

Net assets at end of year	$1,331,505	$2,653	$1,204,622	$1,687,167

7 Commenced operations October 16, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Newport Tiger Fund, VS (B) 2		Rydex Health Care Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$288	$513	$-	$-
Expenses
Mortality and expense risk
and administrative charges	2,538	203	10,739	1,095
Net investment income (expense)	(2,250)	310	(10,739)	(1,095)
Realized gain (loss) on sale	214,057	33	(1,978)	55
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	18,274	(6,538)	(61,154)	30,363
Net increase (decrease) in net assets
from operations	230,081	(6,195)	(73,871)	29,323

Purchase payments from contract owners	1,647	72,638	422,481	453,166
Transfers between accounts	922,642	16,770	289,441	78,609
Contract terminations and annuity payouts	(9,950)	(26,621)	(31,952)	(23,249)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	914,339	62,787	679,970	508,526

Net assets at beginning of year	56,592	-	537,849	-

Net assets at end of year	$1,201,012	$56,592	$1,143,948	$537,849

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Small Cap Value Fund, VS (A)		Rydex Financial Services Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$2,865	$7,795	$3,180	$3,181
Expenses
Mortality and expense risk
and administrative charges	11,835	9,159	7,728	687
Net investment income (expense)	(8,970)	(1,364)	(4,548)	2,494
Realized gain (loss) on sale	219	6,427	1,666	(347)
Realized gain distributions	12,054	-	-	-
Unrealized appreciation (depreciation)
during the period	67,801	111,559	(58,642)	23,021
Net increase (decrease) in net assets
from operations	71,104	116,622	(61,524)	25,168

Purchase payments from contract owners	10,555	357,557	399,255	308,625
Transfers between accounts	300,623	64,005	170,462	81,856
Contract terminations and annuity payouts	(108,214)	(191,126)	(95,869)	(13,083)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	202,964	230,436	473,848	377,398

Net assets at beginning of year	754,490	407,432	402,566	-

Net assets at end of year	$1,028,558	$754,490	$814,890	$402,566

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000
	Liberty Value Fund, VS (B) 2
	2001	2000
Income
Dividends	$8,961	$554
Expenses
Mortality and expense risk
and administrative charges	5,422	58
Net investment income (expense)	3,539	496
Realized gain (loss) on sale	467	(4)
Realized gain distributions	56,672	-
Unrealized appreciation (depreciation)
during the period	(46,721)	1,919
Net increase (decrease) in net assets
from operations	13,957	2,411

Purchase payments from contract owners	530,849	44,594
Transfers between accounts	290,519	5,487
Contract terminations and annuity payouts	(84,455)	(103)
Other transfers to Keyport Benefit
Life Insurance Company	-	-
Net increase (decrease) in net assets from
contract transactions	736,913	49,978

Net assets at beginning of year	52,389	-

Net assets at end of year	$803,259	$52,389
2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Newport Tiger Fund, VS (A)		Wanger Twenty Fund 7
	2001	2000	2001	2000
Income
Dividends	$6,768	$10,730	$-	$-
Expenses
Mortality and expense risk
and administrative charges	13,579	16,147	3,152	6
Net investment income (expense)	(6,811)	(5,417)	(3,152)	(6)
Realized gain (loss) on sale	(73,882)	(7,015)	(924)	-
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(164,924)	(214,764)	48,138	485
Net increase (decrease) in net assets
from operations	(245,617)	(227,196)	44,062	479

Purchase payments from contract owners	18,395	443,411	410,650	14,987
Transfers between accounts	(80,351)	235,163	261,814	3,802
Contract terminations and annuity payouts	(87,118)	(81,498)	(114,714)	-
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(149,074)	597,076	557,750	18,789

Net assets at beginning of year	1,188,755	818,875	19,268	-

Net assets at end of year	$794,064	$1,188,755	$621,080	$19,268

7 Commenced operations October 16, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Colonial Global Equity Fund VS, (B)		Colonial International Horizons Fund, VS (B)
	2001	2000	2001	2000
Income
Dividends	$-	$-	$2,577	$-
Expenses
Mortality and expense risk
and administrative charges	10,681	9,383	9,112	9,256
Net investment income (expense)	(10,681)	(9,383)	(6,535)	(9,256)
Realized gain (loss) on sale	(79,003)	(1,591)	(62,286)	(5,892)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	(149,479)	(164,931)	(137,550)	(141,008)
Net increase (decrease) in net assets
from operations	(239,163)	(175,905)	(206,371)	(156,156)

Purchase payments from contract owners	16,498	994,645	1,463	702,244
Transfers between accounts	(164,128)	253,651	(72,702)	243,547
Contract terminations and annuity payouts	(48,787)	(132,891)	(28,546)	(194,399)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(196,417)	1,115,405	(99,785)	751,392

Net assets at beginning of year	999,621	60,121	836,727	241,491

Net assets at end of year	$564,041	$999,621	$530,571	$836,727

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty All-Star Equity Fund, VS (B) 2		Crabbe Huson Real Estate Investment Fund, VS (B)
	2001	2000	2001	2000
Income
Dividends	$1,460	$16,599	$19,167	$13,135
Expenses
Mortality and expense risk
and administrative charges	6,420	781	5,188	2,020
Net investment income (expense)	(4,960)	15,818	13,979	11,115
Realized gain (loss) on sale	(1,555)	(1,038)	9,664	3,845
Realized gain distributions	11,333	-	-	-
Unrealized appreciation (depreciation)
during the period	(71,806)	(16,892)	27,147	8,173
Net increase (decrease) in net assets
from operations	(66,988)	(2,112)	50,790	23,133

Purchase payments from contract owners	237,559	283,932	195,235	160,583
Transfers between accounts	150,481	72,568	(3,584)	55,618
Contract terminations and annuity payouts	(106,681)	(56,127)	(107,432)	(44,123)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	281,359	300,373	84,219	172,078

Net assets at beginning of year	298,261	-	251,004	55,793

Net assets at end of year	$512,632	$298,261	$386,013	$251,004
7 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Wanger Foreign Forty Fund 7		Liberty Newport Japan Opportunities Fund, VS (B) 2
	2001	2000	2001	2000
Income
Dividends	$32	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	741	1	253	174
Net investment income (expense)	(709)	(1)	(253)	(174)
Realized gain (loss) on sale	(48)	-	(14,263)	(237)
Realized gain distributions	2,059	-	-	-
Unrealized appreciation (depreciation)
during the period	(13,130)	14	7,382)	(12,514)
Net increase (decrease) in net assets
from operations	(11,828)	13	(7,134)	(12,925)

Purchase payments from contract owners	32,626	-	1,223	42,935
Transfers between accounts	101,836	1,333	(22,268)	13,106
Contract terminations and annuity payouts	(2,703)	-	(9,785)	(58)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	131,759	1,333	(30,830)	55,983

Net assets at beginning of year	1,346	-	43,058	-

Net assets at end of year	$121,277	$1,346	$5,094	$43,058

2 Commenced operations June 1, 2000
7 Commenced operations October 16, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Research Series - IC		MFS Emerging Growth Series - IC
	2001	2000	2001	2000
Income
Dividends	$562	$345,860	$-	$333,532
Expenses
Mortality and expense risk
and administrative charges	55,010	74,381	53,934	82,789
Net investment income (expense)	(54,448)	271,479	(53,934)	250,743
Realized gain (loss) on sale	(83,594)	19,451	(105,640)	7,117
Realized gain distributions	540,190	-	266,378	-
Unrealized appreciation (depreciation)
during the period	(1,488,971)	(614,227)	(2,001,349)	(1,693,440)
Net increase (decrease) in net assets
from operations	(1,086,823)	(323,297)	(1,894,545)	(1,435,580)

Purchase payments from contract owners	34,539	362,951	26,004	836,031
Transfers between accounts	(191,540)	436,482	88,227)	1,107,390
Contract terminations and annuity payouts	(328,958)	(391,575)	(402,324)	(355,331)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	9,001
Net increase (decrease) in net assets from
contract transactions	(485,959)	407,858	(288,093)	1,597,091

Net assets at beginning of year	5,034,067	4,949,506	5,525,045	5,363,534

Net assets at end of year	$3,461,285	$5,034,067	$3,342,407	$5,525,045

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Investors Trust Series - SC 2,9		MFS Emerging Growth Series - SC 2
	2001	2000	2001	2000
Income
Dividends	$4,617	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	17,906	1,925	20,097	4,075
Net investment income (expense)	(13,289)	(1,925)	(20,097)	(4,075)
Realized gain (loss) on sale	(29,184)	(3,232)	(12,892)	(1,177)
Realized gain distributions	25,348	-	84,633	-
Unrealized appreciation (depreciation)
during the period	(172,657)	(6,114)	(592,113)	(163,202)
Net increase (decrease) in net assets
from operations	(189,782)	(11,271)	(540,469)	(168,454)

Purchase payments from contract owners	1,190,801	721,844	862,044	1,509,355
Transfers between accounts	670,999	102,903	765,417	94,385
Contract terminations and annuity payouts	(230,611)	(182,945)	(354,370)	(211,184)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,631,189	641,802	1,273,091	1,392,556

Net assets at beginning of year	630,531	-	1,224,102	-

Net assets at end of year	$2,071,938	$630,531	$1,956,724	$1,224,102

2 Commenced operations June 1, 2000
9 Changed name from MFS Growth with Income Series SC May 1, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Investors Growth Stock Series - SC 2,8		MFS New Discovery Series - SC 2
	2001	2000	2001	2000
Income
Dividends	$666	$-	$-	$-
Expenses
Mortality and expense risk
and administrative charges	14,640	1,835	10,074	1,537
Net investment income (expense)	(13,974)	(1,835)	(10,074)	(1,537)
Realized gain (loss) on sale	311	(652)	5,591	883
Realized gain distributions	8,034	-	21,407	-
Unrealized appreciation (depreciation)
during the period	(259,538)	(55,144)	(41,771)	(17,575)
Net increase (decrease) in net assets
from operations	(265,167)	(57,631)	(24,847)	(18,229)

Purchase payments from contract owners	988,693	664,709	385,916	430,656
Transfers between accounts	486,867	89,219	323,631	99,759
Contract terminations and annuity payouts	(419,131)	(29,251)	(127,926)	(1,875)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	1,056,429	724,677	581,621	528,540

Net assets at beginning of year	667,046	-	510,311	-

Net assets at end of year	$1,458,308	$667,046	$1,067,085	$510,311

2 Commenced operations June 1, 2000
8 Changed name from MFS Growth Series SC May 1, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	MFS Bond Series - IC		Rydex OTC Fund10
	2001	2000	2001	2000
Income
Dividends	$68,483	$63,858	$-	$6,525
Expenses
Mortality and expense risk
and administrative charges	14,112	16,949	3,759	1,010
Net investment income (expense)	54,371	46,909	(3,759)	5,515
Realized gain (loss) on sale	11,556	1,189	(52,073)	(2,423)
Realized gain distributions	-	-	-	-
Unrealized appreciation (depreciation)
during the period	7,011	41,528	(62,794)	(104,274)
Net increase (decrease) in net assets
from operations	72,938	89,626	(118,626)	(101,182)

Purchase payments from contract owners	4,948	324,678	98,004	359,370
Transfers between accounts	20,637	(91,253)	131,864	44,075
Contract terminations and annuity payouts	(384,145)	(395,076)	(28,383)	(95,777)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(358,560)	(161,651)	201,485	307,668

Net assets at beginning of year	1,162,986	1,235,011	206,486	-

Net assets at end of year	$877,364	$1,162,986	$289,345	$206,486

10 Commenced operations March 15, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Money Market Fund, VS (A)		SteinRoe Balanced Fund, VS (A) 2
	2001	2000	2001	2000
Income
Dividends	$787,823	$647,157	$429,751	$982,821
Expenses
Mortality and expense risk
and administrative charges	330,402	149,905	191,588	200,053
Net investment income (expense)	457,421	497,252	238,163	782,768
Realized gain (loss) on sale	-	-	(235,953)	11,379
Realized gain distributions	-	-	536,197	-
Unrealized appreciation (depreciation)
during the period	-	-	(2,183,058)	(1,154,722)
Net increase (decrease) in net assets
from operations	457,421	497,252	(1,644,651)	(360,575)

Purchase payments from contract owners	25,810,694	8,052,225	264,723	5,101,319
Transfers between accounts	2,641,432	341,444	509,438	515,655
Contract terminations and annuity payouts	(13,621,355)	(3,368,191)	(1,779,694)	(2,802,620)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	14,830,771	5,025,478	(1,005,533)	2,814,354

Net assets at beginning of year	13,943,788	8,421,058	15,278,201	12,824,422

Net assets at end of year	$29,231,980	$13,943,788	$12,628,017	$15,278,201

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Growth Stock Fund, VS (A)		Liberty Federal Securities Fund, VS (B) 2,5
	2001	2000	2001	2000
Income
Dividends	$-	$1,916,170	$75,086	$-
Expenses
Mortality and expense risk
and administrative charges	186,326	233,175	49,759	2,977
Net investment income (expense)	(186,326)	1,682,995	25,327	(2,977)
Realized gain (loss) on sale	(230,740)	(39,050)	2,380	725
Realized gain distributions	2,437,280	-	-	-
Unrealized appreciation (depreciation)
during the period	(6,322,939)	(4,723,890)	103,535	32,669
Net increase (decrease) in net assets
from operations	(4,302,725)	(3,079,945)	131,242	30,417

Purchase payments from contract owners	335,363	7,439,772	4,139,858	799,825
Transfers between accounts	(193,395)	3,815,978	3,220,262	110,709
Contract terminations and annuity payouts	(1,547,010)	(1,916,593)	(710,949)	(126,080)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	(1,405,042)	9,339,157	6,649,171	784,454

Net assets at beginning of year	16,950,587	10,691,375	814,871	-

Net assets at end of year	$11,242,820	$16,950,587	$7,595,284	$814,871

2 Commenced operations June 1, 2000
5 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	SteinRoe Growth Stock Fund, VS (B) 2		SteinRoe Balanced Fund, VS (B)2
	2001	2000	2001	2000
Income
Dividends	$-	$-	$74,350	$-
Expenses
Mortality and expense risk
and administrative charges	66,709	13,279	51,433	6,754
Net investment income (expense)	(66,709)	(13,279)	22,917	(6,754)
Realized gain (loss) on sale	(27,971)	(25)	(16,468)	(1,422)
Realized gain distributions	658,114	-	92,766	-
Unrealized appreciation (depreciation)
during the period	(1,920,022)	(602,071)	(472,988)	(61,733)
Net increase (decrease) in net assets
from operations	(1,356,588)	(615,375)	(373,773)	(69,909)

Purchase payments from contract owners	2,181,632	4,471,664	3,471,898	1,925,095
Transfers between accounts	2,000,498	510,533	1,534,076	217,964
Contract terminations and annuity payouts	(576,881)	(591,497)	(1,092,321)	(353,977)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	3,605,249	4,390,700	3,913,653	1,789,082

Net assets at beginning of year	3,775,325	-	1,719,173	-

Net assets at end of year	$6,023,986	$3,775,325	$5,259,053	$1,719,173

2 Commenced operations June 1, 2000

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Liberty Federal Securities Fund, VS (A) 2,5		SteinRoe Small Company Growth Fund, VS (A)
	2001	2000	2001	2000
Income
Dividends	$262,449	$217,219	$-	$-
Expenses
Mortality and expense risk
and administrative charges	61,281	52,372	8,146	8,946
Net investment income (expense)	201,168	164,847	(8,146)	(8,946)
Realized gain (loss) on sale	4,768	2,450	(5,207)	11,636
Realized gain distributions	-	-	266,192	-
Unrealized appreciation (depreciation)
during the period	24,887	185,663	(324,341)	(116,061)
Net increase (decrease) in net assets
from operations	230,823	352,960	(71,502)	(113,371)

Purchase payments from contract owners	21,440	465,523	2,364	47,280
Transfers between accounts	929,409	131,306	627	362,413
Contract terminations and annuity payouts	(627,861)	(246,020)	(29,345)	(19,990)
Other transfers to Keyport Benefit
Life Insurance Company	-	-	-	-
Net increase (decrease) in net assets from
contract transactions	322,988	350,809	(26,354)	389,703

Net assets at beginning of year	4,141,238	3,437,469	693,129	416,797

Net assets at end of year	$4,695,049	$4,141,238	$595,273	$693,129

2 Commenced operations June 1, 2000
5 Changed name from Stein Roe Mortgage Securities Fund May 1, 2001

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2001 and 2000

	Total 2001	Total 2000
Income
Dividends	$3,669,680	$14,333,128
Expenses
Mortality and expense risk
and administrative charges	2,956,646	2,443,477
Net investment income (expense)	713,034	11,889,651
Realized gain (loss) on sale	(2,385,910)	(55,962)
Realized gain distributions	11,998,598	-
Unrealized appreciation (depreciation)
during the period	(37,015,231)	(31,297,954)
Net increase (decrease) in net assets
from operations	(26,689,509)	(19,464,265)

Purchase payments from contract owners	68,423,919	90,849,237
Transfers between accounts	26,321,700	24,964,047
Contract terminations and annuity payouts	(39,841,785)	(28,000,079)
Other transfers to Keyport Benefit
Life Insurance Company	-	9,001
Net increase (decrease) in net assets from
contract transactions	54,903,834	87,822,206

Net assets at beginning of year	202,368,621	134,010,680

Net assets at end of year	$230,582,946	$202,368,621

See accompanying notes.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements

December 31, 2001

1. Organization

The Variable Account A (the "Variable Account") is a segregated investment account of Keyport Benefit Life Insurance Company (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds. The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers nine contracts: Keyport Advisor, Keyport Advisor Vista, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter, Keyport Vista, Keyport Optima, Keyport Latitude and Keyport Exeter (formerly known as Manning & Napier), distinguished principally by the level of expenses, surrender charges, and eligible fund options. The contracts and their respective eligible fund options are as follows:
Keyport Advisor Variable Annuity	Keyport Advisor Vista Variable Annuity

Alger American Fund:	AIM Variable Insurance Funds, Inc:
Alger American Growth Portfolio	AIM VI Growth Series I
Alger American Small Capitalization Portfolio	AIM VI International Equity Series I
AIM VI Capital Appreciation Series I

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - IC	MFS Emerging Growth Series - IC
MFS Research Series - IC	MFS Research Series - IC
MFS Bond Series - IC

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	SteinRoe Small Company Growth Fund, VS (A)
SteinRoe Small Company Growth Fund, VS (A)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Liberty Value Fund, VS (A)	Liberty Value Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Colonial Strategic Income Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
Colonial International Fund for Growth, VS (A)	Colonial High Yield Securities Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Premier Growth Portfolio (A)	Alliance Premier Growth Portfolio (A)
Alliance Global Bond Portfolio (A)	Alliance Global Bond Portfolio (A)
Alliance Growth and Income Portfolio (A)
Alliance Real Estate Investment Portfolio (A)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Advisor Charter Variable Annuity	Keyport Advisor Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Value Series I	AIM VI Value Series I
AIM VI Capital Appreciation Series I	AIM VI Growth Series I
AIM VI Capital Appreciation Series I

Alger American Fund:	Brinson Series Trust:
Alger American Growth Portfolio	Brinson Tactical Allocation Portfolio (I)
Alger American Small Capitalization Portfolio

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Premier Growth Portfolio (B)	Alliance Global Bond Portfolio (B)
Alliance Global Bond Portfolio (B)	Alliance Growth and Income Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Premier Growth Portfolio (B)
Alliance International Portfolio (B)

Franklin Templeton:	Franklin Templeton:
Templeton Developing Markets Sec Fund 2	Templeton Developing Markets Sec Fund 2

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial U.S. Growth & Income Fund, VS (A)	Colonial U.S. Growth & Income Fund, VS (A)
Colonial Strategic Income Fund, VS (A)	Liberty All-Star Equity Fund, VS (A)
Liberty All-Star Equity Fund, VS (A)	SteinRoe Global Utilities Fund, VS (A)
SteinRoe Global Utilities Fund, VS (A)	Colonial High Yield Securities Fund, VS (A)
Colonial High Yield Securities Fund, VS (A)	Colonial Small Cap Value Fund, VS (A)
Newport Tiger Fund, VS (A)	Colonial International Horizons Fund, VS (B)
Colonial Small Cap Value Fund, VS (A)	Crabbe Huson Real Estate Investment Fund, VS (B)
Colonial International Horizons Fund, VS (B)
Colonial Global Equity Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Balanced Fund, VS (A)	SteinRoe Balanced Fund, VS (A)
SteinRoe Growth Stock Fund, VS (A)	SteinRoe Growth Stock Fund, VS (A)
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
Liberty Federal Securities Fund, VS (A)	Liberty Federal Securities Fund, VS (A)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity	Keyport Vista Variable Annuity

AIM Variable Insurance Funds, Inc:	AIM Variable Insurance Funds, Inc:
AIM VI Capital Appreciation Series I	AIM VI Capital Appreciation Series I
AIM VI International Equity Series I	AIM VI International Equity Series I
AIM VI Value Series I	AIM VI Value Series I

SteinRoe Variable Investment Trust (SRVIT):	SteinRoe Variable Investment Trust (SRVIT):
SteinRoe Money Market Fund, VS (A)	SteinRoe Money Market Fund, VS (A)
SteinRoe Balanced Fund, VS (B)	SteinRoe Balanced Fund, VS (B)
Liberty Federal Securities Fund, VS (B)	Liberty Federal Securities Fund, VS (B)
SteinRoe Growth Stock Fund, VS (B)	SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Liberty Variable Investment Trust (LVIT):
Colonial High Yield Securities Fund, VS (B)	Colonial High Yield Securities Fund, VS (B)
Colonial Small Cap Value Fund, VS (B)	Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)	Colonial Strategic Income Fund, VS (B)
Colonial U.S. Growth and Income Fund, VS (B)	Colonial U.S. Growth and Income Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)	Crabbe Huson Real Estate Investment Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)	Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunities Fund, VS (B)	Liberty Newport Japan Opportunities Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Liberty S&P 500 Index Fund, VS (B)
Liberty Select Value Fund, VS (B)	Liberty Select Value Fund, VS (B)
Liberty Value Fund, VS (B)	Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)	Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)	Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)	Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund	Wanger Foreign Forty Fund
Wanger International Small Cap Fund	Wanger International Small Cap Fund
Wanger Twenty Fund	Wanger Twenty Fund
Wanger US Small Cap Fund	Wanger US Small Cap Fund

Alliance Variable Products Series Fund, Inc:	Alliance Variable Products Series Fund, Inc:
Alliance Growth & Income Portfolio (B)	Alliance Growth & Income Portfolio (B)
Alliance Premier Growth Portfolio (B)	Alliance Premier Growth Portfolio (B)
Alliance Technology Portfolio (B)	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)	Alliance Worldwide Privatization Portfolio (B)

Fidelity VIP Funds:	Fidelity VIP Funds:
Fidelity VIP Equity Income Fund - SC2	Fidelity VIP Equity Income Fund - SC2
Fidelity VIP III Growth Opportunities Fund - SC2	Fidelity VIP III Growth Opportunities Fund - SC2
Fidelity VIP III Dynamic Capital Appreciation	Fidelity VIP III Dynamic Capital Appreciation
Fund - SC2	Fund - SC2

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)
Keyport Charter Variable Annuity (continued)	Keyport Vista Variable Annuity (continued)

MFS Variable Insurance Trust:	MFS Variable Insurance Trust:
MFS Emerging Growth Series - SC	MFS Emerging Growth Series - SC
MFS Investors Growth Stock Series - SC	MFS Investors Growth Stock Series - SC
MFS Investors Trust Series - SC	MFS Investors Trust Series - SC
MFS New Discovery Series - SC	MFS New Discovery Series - SC

Rydex Variable Trust:	Rydex Variable Trust:
Rydex OTC Fund	Rydex OTC Fund

Keyport Optima Variable Annuity

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Series I	Alliance Growth & Income Portfolio (B)
AIM VI International Equity Series I	Alliance Premier Growth Portfolio (B)
AIM VI Value Series I	Alliance Growth Portfolio (B)
Alliance International Portfolio (B)

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Investors Growth Stock Series - SC
Liberty Federal Securities Fund, VS (B)	MFS Investors Trust Series - SC
SteinRoe Growth Stock Fund, VS (B)

Liberty Variable Investment Trust (LVIT):	Brinson Series Trust:
Colonial High Yield Securities Fund, VS (B)	BrinsonTactical Allocation Portfolio (I)
Colonial Small Cap Value Fund, VS (B)
Colonial Strategic Income Fund, VS (B)
Crabbe Huson Real Estate Investment Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)
Newport Tiger Fund, VS (B)

Keyport Exeter Variable Annuity

Exeter Insurance Fund, Inc:	SteinRoe Variable Investment Trust (SRVIT):
Exeter Growth Fund	SteinRoe Money Market Fund, VS (A)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)
Keyport Latitude Variable Annuity

AIM Variable Insurance Funds, Inc:	Alliance Variable Products Series Fund, Inc:
AIM VI Capital Appreciation Series I	Alliance Growth & Income Portfolio (B)
AIM VI International Equity Series I	Alliance Premier Growth Portfolio (B)
AIM VI Value Series I	Alliance Technology Portfolio (B)
Alliance Worldwide Privatization Portfolio (B)

SteinRoe Variable Investment Trust (SRVIT):	MFS Variable Insurance Trust:
SteinRoe Money Market Fund, VS (A)	MFS Emerging Growth Series - SC
SteinRoe Balanced Fund, VS (B)	MFS Investors Growth Stock Series - SC
Liberty Federal Securities Fund, VS (B)	MFS Investors Trust Series - SC
SteinRoe Growth Stock Fund, VS (B)	MFS New Discovery Series - SC

Liberty Variable Investment Trust (LVIT):	Fidelity VIP Funds:
Colonial High Yield Securities Fund, VS (B)	Fidelity VIP Equity Income Fund - SC2
Colonial Small Cap Value Fund, VS (B)	Fidelity VIP III Growth Opportunities Fund - SC2
Colonial Strategic Income Fund, VS (B)	Fidelity VIP III Dynamic Capital Appreciation
Colonial U.S. Growth & Income Fund, VS (B)	Fund - SC2
Crabbe Huson Real Estate Investment Fund, VS (B)
Liberty All-Star Equity Fund, VS (B)
Liberty Newport Japan Opportunity Fund, VS (B)
Liberty S&P 500 Index Fund, VS (B)	Rydex Variable Trust:
Liberty Select Value Fund, VS (B)	Rydex OTC Fund
Liberty Value Fund, VS (B)
Newport Tiger Fund, VS (B)
Rydex Financial Services Fund, VS (B)
Rydex Health Care Fund, VS (B)
Wanger Foreign Forty Fund
Wanger International Small Cap Fund
Wanger Twenty Fund
Wanger US Small Cap Fund

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

1. Organization (continued)

On September 4, 2001, the fund name for Mitchell Hutchins Tactical Allocation was changed to Brinson Tactical Allocation. On October 26, 2001, Mitchell Hutchins Growth, Balance, Growth & Income, Global Equity and Strategic Income Portfolio were closed and funds from these mutual funds were transferred to Alliance Growth Portfolio, Total Return, Growth and Income Portfolio, Alliance International Portfolio and Alliance Global Bond Portfolio, respectively.

On May 1, 2001, the fund names for SteinRoe Mortgage Securities Fund, MFS Growth with Income, MFS Growth were changed to Liberty Federal Securities Fund, MFS Investors Trust, MFS Investors Growth Stock respectively.

On June 1, 2000, the fund name of Colonial Growth and Income Fund was changed to Liberty Value Fund.

2. Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of identified cost of the investments sold.

Annuity reserves are computed for contracts in the income stage according to the 1983a Individual Annuity Mortality Table. The assumed investment rate is either 3.0%, 4.0%, 5.0% or 6.0% unless the annuitant elects otherwise, in which case the rate may vary from 3.0% to 6.0%, as regulated by the laws of the State of New York. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Variable Account by the Company.

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company does not anticipate any tax liability resulting from the operations of the Variable Account. Therefore, a provision for income taxes has not been provided.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

3. Expenses

Keyport Advisor, Keyport Advisor Charter, Keyport Advisor Optima, Keyport Charter and Keyport Optima and Keyport Latitude Variable Annuity

There are not any sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of the contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of the contract value.

Optional riders are available for Keyport Advisor Charter and Keyport Advisor Optima. If elected, a yearly charge of 0.35% for a guaranteed income benefit rider, 0.05% for an enhanced death benefit (if purchased with the guaranteed income benefit rider) and 0.10% for an enhanced death benefit (if purchased without the guaranteed income benefit rider) are deducted.

Keyport Advisor Vista Variable and Keyport Vista

There are not any sales charges at the time of purchase, contingent deferred sales charges or distribution charges. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of the contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of the contract value.

Keyport Exeter Variable Annuity

There are no deductions made from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

4. Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc. (Stein Roe) is the investment advisor to the SRVIT. Liberty Advisory Services Corporation (LASC) is the investment advisor to the LVIT. Colonial Management Associates, Inc. (Colonial) is the investment sub-advisor to the LVIT. Keyport Financial Services Corp. (KFSC) is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is based upon the fair value of the mutual funds.

KFSC was a wholly owned subsidiary of LASC until October 31, 2001 at which time LASC dividended its ownership of KFSC to the Company. LASC was a wholly owned subsidiary of Keyport Life and, Stein Roe and Colonial were affiliates of the Company through October 31, 2001. On November 1, 2001, the Company was sold to Sun Life Financial of Canada (U.S.) Holdings, Inc., an indirect subsidiary of Sun Life Assurance Company of Canada, which is a subsidiary of Sun Life Financial Services, Inc. As a result of this transaction, Massachusetts Financial Services Company (MFS) is now an affiliate of Keyport Life and provides funding vehicles for the Variable Account.

5. New Audit Guide

Effective January 1, 2001, the Variable Account adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the Guide), as revised, effective for fiscal years beginning after December 15, 2001. The adoption of the Guide did not impact the total net assets of the subaccounts for fiscal year 2001. Certain disclosures in the financial statements of the Variable Account have changed as a result of the adoption of the Guide. The financial statement presentation of the Variable Account for the years prior to 2001 has not been restated.

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values

A summary of the accumulation unit values at December 31, 2001 and 2000 and the accumulation units and dollar value outstanding at December 31, 2001 are as follows:
	2000	2001
	Unit	Unit			Investment	Expense	Total
	Value	Value	Units	Dollars	Income Ratio*	Ratio**	Return***
AIM VI Value Fund - Series I
Keyport Advisor Charter	9.4884	8.1810	701,536	5,739,296	0.15%	1.39%	(13.78)%
AIM VI International Equity Series I
Keyport Advisor Vista	11.0953	8.3663	444,947	3,722,558	0.51	1.39	(24.60)
AIM VI Capital Appreciation Series I
Keyport Advisor Vista	13.8982	10.5143	296,247	3,114,828	-	1.39	(24.35)
AIM VI Growth Series I
Keyport Advisor Vista	12.3572	8.0563	90,911	732,407	0.19	1.39	(34.80)
Alger American Growth Portfolio
Keyport Advisor	19.8755	17.2835	463,036	8,002,888	0.26	1.39	(13.04)
Alger American Small Capitalization Portfolio
Keyport Advisor	12.8817	8.9536	175,792	1,573,974	0.06	1.39	(30.49)
Alliance Premier Growth Portfolio (A)
Keyport Advisor	21.0913	17.2194	675,440	11,630,674	-	1.39	(18.36)
Alliance Premier Growth Portfolio (B)
Keyport Advisor Charter	9.4323	7.6827	999,690	7,680,316	-	1.39	(18.55)
Alliance Growth and Income Portfolio (B)
Keyport Advisor Optima	10.7070	10.5741	511,558	5,409,266	0.59	1.39	(1.24)
Alliance Technology Portfolio (B)
Keyport Advisor Charter	11.5254	8.4720	552,663	4,682,157	-	1.39	(26.49)
Alliance Growth and Income Portfolio (A)
Keyport Advisor Vista	13.4391	13.2994	169,883	2,259,346	0.65	1.39	(1.04)
Alliance Global Bond Portfolio (A)
Keyport Advisor	10.2009	10.0317	198,053	1,986,808	-	1.39	(1.66)
Alliance Global Bond Portfolio (B)
Keyport Advisor Charter	10.0960	9.9011	38,903	385,180	-	1.39	(1.93)
Alliance Real Estate Investment Portfolio (A)
Keyport Advisor Vista	10.5452	11.5212	18,449	212,553	3.59	1.39	9.26
Alliance Worldwide Privatization Portfolio (B)
Keyport Charter	8.2740	6.7492	12,979	87,598	0.24	1.39	(18.43)
Alliance International Portfolio (B)
Keyport Advisor Optima	-	10.3012	684	7,043	-	1.39	3.01
Brinson Tactical Allocation Portfolio (I)
Keyport Advisor Optima	10.1050	8.7143	4,018	35,014	3.33	1.39	(13.76)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	Unit Value	Unit Value	Units	Dollars	Investment Income Ratio*	Expense Ratio**	Total Return***

Exeter Growth Fund
Keyport Advisor Optima		17.1025	2,859.00	48,887	4.73%	0.35%	4.97%
Fidelity VIP Equity Income Fund - SC2
Keyport Charter	10.7612	10.0571	270,810	2,723,561	0.95	1.39	(6.54)
Fidelity VIP III Growth Opportunities Fund-SC2
Keyport Charter	8.3335	7.0146	192,420	1,349,748	0.24	1.39	(15.83)
Templeton Developing Markets Sec Fund 2
Keyport Advisor Charter	7.0470	6.3874	29,118	185,989	1.04	1.39	(9.36)
Colonial U.S. Growth & Income Fund, VS (A)
Keyport Advisor	27.7884	27.2374	411,293	11,202,554	1.06	1.39	(1.98)
Liberty Value Fund, VS (A)
Keyport Advisor	25.3527	24.9548	362,196	9,038,526	1.32	1.39	(1.57)
Colonial Strategic Income Fund, VS (A)
Keyport Advisor	14.1019	14.4330	562,342	8,116,281	9.23	1.39	2.35
SteinRoe Global Utilities Fund, VS (A)
Keyport Advisor	19.4647	16.5043	252,636	4,169,580	1.63	1.39	(15.21)
Liberty All-Star Equity Fund, VS (A)
Keyport Advisor Vista	13.2032	11.3611	341,783	3,883,031	0.26	1.39	(13.95)
Colonial U.S. Growth & Income Fund, VS (B)
Keyport Charter	27.7744	27.2113	125,134	3,405,047	1.86	1.39	(2.03)
Liberty S&P 500 Index Fund, VS (B)
Keyport Charter	8.9260	7.7324	387,105	2,993,251	0.90	1.39	(13.37)
Colonial Strategic Income Fund, VS (B)
Keyport Charter	14.0749	14.3867	162,865	2,343,091	17.72	1.39	2.22
Wanger US Small Cap Fund
Keyport Charter	10.5414	11.5784	178,030	2,061,301	0.02	1.39	9.84
Colonial High Yield Securities Fund, VS (A)
Keyport Advisor Vista	8.8659	8.5093	205,498	1,748,647	10.05	1.39	(4.02)
Colonial High Yield Securities Fund, VS (B)
Keyport Charter	8.8449	8.4765	197,324	1,672,615	18.87	1.39	(4.17)
Liberty Select Value Fund, VS (B)
Keyport Charter	10.5297	10.7442	137,988	1,482,567	0.41	1.39	2.04
Colonial Small Cap Value Fund, VS (B)
Keyport Charter	10.5437	11.3541	121,664	1,381,385	0.44	1.39	7.69
Wanger International Small Cap Fund
Keyport Charter	8.9310	6.9435	185,948	1,291,130	-	1.39	(22.25)
Colonial International Fund for Growth Fund, VS (A)
Keyport Advisor	11.9957	8.9482	105,346	942,653	-	1.39	(25.40)
Newport Tiger Fund, VS (B)
Keyport Charter	10.8877	8.9479	133,393	1,193,588	0.05	1.39	(17.82)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	Unit	Unit			Investment	Expense	Total
	Value	Value	Units	Dollars	Income Ratio*	Ratio**	Return***
Rydex Health Care Fund, VS (B)
Keyport Charter	11.08	9.620	116,057	1,116,453	-	1.39%	(13.18)%
Colonial Small Cap Value Fund, VS (A)
Keyport Advisor Vista	10.5437	11.363800	73,337	833,389	0.39	1.39	7.78
Rydex Financial Services Fund, VS (B)
Keyport Charter	12.1207	10.5014	70,454	739,871	0.56	1.39	(13.36)
Liberty Value Fund, VS (B)
Keyport Charter	25.3031	24.8426	30,164	749,364	2.24	1.39	(1.82)
Newport Tiger Fund, VS (A)
Keyport Advisor	10.8457	8.7181	85,107	741,970	0.73	1.39	(19.62)
Wanger Twenty Fund
Keyport Charter	10.3926	11.1798	46,576	520,706	-	1.39	7.57
Colonial Global Equity Fund, VS (B)
Keyport Advisor Charter	8.8000	6.5449	77,436	506,811	-	1.39	(25.63)
Colonial International Horizons Fund, VS (B)
Keyport Advisor Charter	9.2668	7.0061	72,071	504,933	0.42	1.39	(24.40)
Liberty All-Star Equity Fund, VS (B)
Keyport Charter	13.2136	11.3596	37,569	426,765	0.43	1.39	(14.03)
Crabbe Huson Real Estate Investment Fund, VS (B)
Keyport Advisor Charter	10.1982	11.5061	22,244	255,937	7.98	1.39	12.82
Wanger Foreign Forty Fund
Keyport Charter	9.6970	7.0174	17,071	119,794	0.05	1.39	(27.63)
Liberty Newport Japan Opportunities Fund, VS (B)
Keyport Charter	6.7456	4.5159	1,128	5,094	-		(33.05)
MFS Research Series - IC
Keyport Advisor	16.5311	12.8372	238,711	3,064,384	0.01	1.39	(22.35)
MFS Emerging Growth Series - IC
Keyport Advisor	21.3552	14.0063	213,525	2,990,690	-	1.39	(34.41)
MFS Investors Trust Series - SC
Keyport Charter	9.6777	8.0066	243,330	1,948,245	0.38	1.39	(17.27)
MFS Emerging Growth Series - SC
Keyport Charter	21.3404	13.9686	118,418	1,654,128	-	1.39	(34.54)
MFS Investors Growth Stock Series - SC
Keyport Charter	8.7951	6.5192	185,263	1,207,768	0.07	1.39	(25.88)
MFS New Discovery Series - SC
Keyport Charter	9.1086	8.5101	114,339	973,033	-	1.39	(6.57)
MFS Bond Series - IC
Keyport Advisor Vista	10.7072	11.4778	65,546	752,328	7.78	1.39	7.20
Rydex OTC Fund
Keyport Charter	5.8258	3.7240	75,582	281,467	-	1.39	(36.08)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

6. Unit Values (continued)
	Unit	Unit			Investment	Expense	Total
	Value	Value	Units	Dollars	Income Ratio*	Ratio**	Return***
SteinRoe Money Market Fund, VS (A)
Keyport Advisor	15.4366	15.7743	1,576,313	24,865,229	-	1.39%	2.19%
SteinRoe Balanced Fund, VS (A)
Keyport Advisor	29.4597	26.3812	363,801	9,597,494	3.95	1.39	(10.45)
SteinRoe Growth Stock Fund, VS (A)
Keyport Advisor	52.5317	39.0519	260,947	10,190,461	-	1.39	(25.66)
Liberty Federal Securities Fund, VS (B)
Keyport Charter	20.4702	21.5514	324,146	6,985,806	1.94	1.39	5.28
SteinRoe Growth Stock Fund, VS (B)
Keyport Charter	52.4584	38.9076	142,047	5,526,726	-	1.39	(25.83)
SteinRoe Balanced Fund, VS (B)
Keyport Charter	29.4237	26.2897	169,001	4,442,977	2.53	1.39	(10.65)
Liberty Federal Securities Fund, VS (A)
Keyport Advisor	20.5261	21.6648	197,607	4,281,127	6.57	1.39	5.55
SteinRoe Small Company Growth Fund, VS (A)
Keyport Advisor	34.5414	30.6456	18,848	577,600	-	1.39	(11.28)
			14,674,179	$204,355,888

* These amounts represent the dividends and other income received by the subaccount from the underlying mutual fund, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** These ratios represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 2001 are shown below:
	Purchases	Sales

AIM VI Value Series I	$3,145,749	$1,218,469

AIM VI International Equity Series I	82,483,992	80,051,384

AIM VI Capital Appreciation Series I	1,794,887	825,047

AIM VI Growth Series I	157,999	206,008

Alger American Growth Portfolio	1,814,962	2,534,467

Alger American Small Capitalization Portfolio	139,071	422,491

Alliance Premier Growth Portfolio (A)	1,515,353	3,111,406

Alliance Premier Growth Portfolio (B)	3,620,399	1,541,241

Mitchell Hutchins Growth & Income	6,673	24,700

Alliance Growth and Income Portfolio (B)	5,837,612	847,279

Alliance Technology Portfolio (B)	2,520,331	910,648

Alliance Growth and Income Portfolio (A)	395,552	605,286

Alliance Global Bond Portfolio (A)	101,850	615,026

Alliance Global Bond Portfolio (B)	82,802	86,635

Alliance Real Estate Investment Portfolio (A)	51,684	59,172

Alliance Worldwide Privatization Portfolio (B)	5,861,675	5,810,865

Mitchell Hutchins Global Equity	5,866	15,098

Alliance International Portfolio (B)	9,754	114

Mitchell Hutchins Growth	9,166	11,587

Alliance Growth Portfolio (B)	6,869	67

Brinson Tactical Allocation Portfolio (I)	53,653	52,868

Exeter Growth Fund	50,825	108

Fidelity VIP Equity Income Fund - SC2	2,901,491	657,005

Fidelity VIP III Growth Opportunities Fund - SC2	1,307,370	295,375

Templeton Developing Markets Sec Fund 2	27,606	29,956

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities (continued)
	Purchases	Sales

Colonial U.S. Growth & Income Fund, VS (A)	$3,533,134	$2,642,698

Liberty Value Fund, VS (A)	1,318,181	2,172,226

Colonial Strategic Income Fund, VS (A)	1,597,408	2,240,983

SteinRoe Global Utilities Fund	604,684	1,273,160

Liberty All-Star Equity Fund, VS (A)	449,825	1,090,846

Colonial U.S. Growth & Income Fund, VS (B)	4,273,009	862,017

Liberty S&P 500 Index Fund, VS (B)	3,293,246	946,353

Colonial Strategic Income Fund, VS (B)	3,317,050	807,507

Wanger US Small Cap Fund	3,229,617	991,842

Colonial High Yield Securities Fund, VS (A)	591,258	477,956

Colonial High Yield Securities Fund, VS (B)	2,329,284	462,254

Liberty Select Value Fund, VS (B)	1,538,110	173,609

Colonial Small Cap Value Fund, VS (B)	1,362,052	420,494

Wanger International Small Cap Fund	30,240,559	29,014,685

Colonial International Fund for Growth, VS (A)	135,104	219,616

Newport Tiger Fund, VS (B)	9,279,972	8,367,882

Rydex Health Care Fund, VS (B)	825,417	156,186

Colonial Small Cap Value Fund, VS (A)	494,408	288,360

Rydex Financial Services Fund, VS (B)	715,854	246,555

Liberty Value Fund, VS (B)	888,984	91,860

Newport Tiger Fund, VS (A)	117,655	273,541

Colonial Global Equity Fund, VS (B)	104,620	311,718

Wanger Twenty Fund	679,719	125,121

Colonial International Horizons Fund, VS (B)	136,993	243,314

Liberty All-Star Equity Fund, VS (B)	473,716	185,985

Crabbe Huson Real Estate Investment Fund, VS (B)	329,996	231,799

Wanger Foreign Forty Fund	139,025	5,916

Liberty Newport Japan Opportunities Fund, VS (B)	5,245	36,327

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

7. Purchases and Sales of Securities (continued)
	Purchases	Sales

MFS Research Series - IC	$685,545	$685,762

MFS Emerging Growth Series - IC	739,085	814,734

MFS Investors Trust Series - SC	2,106,599	463,351

MFS Emerging Growth Series - SC	1,760,667	423,041

MFS Investors Growth Stock Series - SC	1,450,859	400,370

MFS New Discovery Series - SC	784,781	191,827

MFS Bond Series - IC	138,885	443,074

Rydex OTC Fund	310,933	113,207

SteinRoe Money Market Fund, VS (A)	151,645,169	136,356,959

SteinRoe Balanced Fund, VS (A)	3,332,453	3,563,626

SteinRoe Growth Stock Fund, VS (A)	3,904,847	3,058,932

Liberty Federal Securities Fund, VS (B)	7,310,568	636,070

SteinRoe Growth Stock Fund, VS (B)	4,994,816	798,162

SteinRoe Balanced Fund, VS (B)	5,169,672	1,140,336

Liberty Federal Securities Fund, VS (A)	1,829,102	1,304,946

SteinRoe Small Company Growth Fund, VS (A)	394,074	162,381

	$372,465,371	$304,849,890

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Changes in Unit Outstanding

The change in units outstanding for the year ended December 31, 2001 were as follow:
	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM VI Value Series I	351,093	140,071	211,022

AIM VI International Equity Series I	9,171,242	8,865,003	306,239

AIM VI Capital Appreciation Series I	132,402	70,756	61,646

AIM VI Growth Series I	16,374	22,664	(6,290)

Alger American Growth Portfolio	25,846	136,341	(110,495)

Alger American Small Capitalization Portfolio	14,936	43,352	(28,416)

Alliance Premier Growth Portfolio (A)	41,226	163,225	(121,999)

Alliance Premier Growth Portfolio (B)	375,980	183,376	192,604

Mitchell Hutchins Growth & Income	-	2,453	(2,453)

Alliance Growth and Income Portfolio (B)	530,275	78,990	451,285

Alliance Technology Portfolio (B)	224,451	98,432	126,019

Alliance Growth and Income Portfolio (A)	19,417	42,657	(23,240)

Alliance Global Bond Portfolio (A)	10,708	58,350	(47,642)

Alliance Global Bond Portfolio (B)	8,484	8,271	213

Alliance Real Estate Investment Portfolio (A)	3,931	5,098	(1,167)

Alliance Worldwide Privatization Portfolio (B)	836,433	825,305	11,128

Mitchell Hutchins Global Equity	420	1,878	(1,458)

Alliance International Portfolio (B)	981	10	971

Mitchell Hutchins Growth	497	1,467	(970)

Alliance Growth Portfolio (B)	687	5	682

Brinson Tactical Allocation Portfolio (I)	4,592	5,174	(582)

Exeter Growth Fund	2,859	-	2,859

Fidelity VIP Equity Income Fund - SC2	277,795	65,302	212,493

Fidelity VIP III Growth Opportunities Fund - SC2	178,641	40,705	137,936

Templeton Developing Markets Sec Fund 2	3,814	4,073	(259)

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Changes in Unit Outstanding (continued)
	Units Issued	Units Redeemed	Net Increase (Decrease)

Colonial U.S. Growth & Income Fund, VS (A)	66,381	95,534	(29,153)

Liberty Value Fund, VS (A)	21,550	85,395	(63,845)

Colonial Strategic Income Fund, VS (A)	57,999	151,441	(93,442)

SteinRoe Global Utilities Fund	22,432	69,307	(46,875)

Liberty All-Star Equity Fund, VS (A)	33,017	91,427	(58,410)

Colonial U.S. Growth & Income Fund, VS (B)	148,124	32,845	115,279

Liberty S&P 500 Index Fund, VS (B)	403,871	117,061	286,810

Colonial Strategic Income Fund, VS (B)	224,443	56,231	168,212

Wanger US Small Cap Fund	296,277	93,599	202,678

Colonial High Yield Securities Fund, VS (A)	46,800	52,210	(5,410)

Colonial High Yield Securities Fund, VS (B)	248,615	53,887	194,728

Liberty Select Value Fund, VS (B)	145,872	16,272	129,600

Colonial Small Cap Value Fund, VS (B)	127,475	39,619	87,856

Wanger International Small Cap Fund	4,064,218	3,872,762	191,456

Colonial International Fund for Growth, VS (A)	15,067	20,978	(5,911)

Newport Tiger Fund, VS (B)	1,112,440	983,412	129,028

Rydex Health Care Fund, VS (B)	85,423	15,052	70,371

Colonial Small Cap Value Fund, VS (A)	45,027	26,109	18,918

Rydex Financial Services Fund, VS (B)	66,668	22,295	44,373

Liberty Value Fund, VS (B)	33,868	3,621	30,247

Newport Tiger Fund, VS (A)	11,454	29,958	(18,504)

Colonial Global Equity Fund, VS (A)	13,311	40,736	(27,425)

Wanger Twenty Fund	65,868	12,185	53,683

Colonial International Horizons Fund, VS (B)	17,451	32,002	(14,551)

Liberty All-Star Equity Fund, VS (B)	38,069	15,547	22,522

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

8. Changes in Unit Outstanding (continued)
	Units Issued	Units Redeemed	Net Increase (Decrease)

Crabbe Huson Real Estate Fund	30,030	21,134	8,896

Wanger Foreign Forty Fund	17,831	687	17,144

Liberty Newport Japan Opportunities Fund, VS (B)	907	6,162	(5,255)

MFS Research Series - IC	10,808	46,193	(35,385)

MFS Emerging Growth Series - IC	30,775	51,155	(20,380)

MFS Investors Trust Series - SC	250,492	56,882	193,610

MFS Emerging Growth Series - SC	110,089	26,840	83,249

MFS Investors Growth Stock Series - SC	204,387	56,575	147,812

MFS New Discovery Series - SC	91,088	21,741	69,347

MFS Bond Series - IC	6,342	38,519	(32,177)

Rydex OTC Fund	73,053	30,793	42,260

SteinRoe Money Market Fund, VS (A)	9,585,722	8,635,089	950,633

SteinRoe Balanced Fund, VS (A)	86,218	129,398	(43,180)

SteinRoe Growth Stock Fund, VS (A)	34,034	70,412	(36,378)

Liberty Federal Securities Fund, VS (B)	341,428	29,202	312,226

SteinRoe Growth Stock Fund, VS (B)	104,646	19,073	85,573

SteinRoe Balanced Fund, VS (B)	186,803	42,828	143,975

Liberty Federal Securities Fund, VS (A)	74,301	59,326	14,975

SteinRoe Small Company Growth Fund, VS (A)	4,487	5,130	(643)

	30,888,245	26,239,582	2,778,401

KEYPORT BENEFIT LIFE INSURANCE COMPANY -

VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

9. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

Report of Independent Auditors

The Board of Directors

Keyport Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Keyport Benefit Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, capital and deficit, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 2. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Keyport Benefit Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Keyport Benefit Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for the years then ended, in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the State of New York Insurance Division.

ERNST & YOUNG LLP

Boston, Massachusetts

April 5, 2002

Keyport Benefit Life Insurance Company

Balance Sheets-Statutory Basis

	December 31
	2001	2000
	(In Thousands)
Admitted assets

Cash and invested assets:
Bonds	$906,095	$500,183
Preferred stocks	-	1,830
Cash	50,082	47,252
Total cash and invested assets	956,177	549,265

Due from separate accounts	9,664	9,435
Accrued investment income	12,821	7,558
Other assets	565	160
Separate account assets	231,283	203,511

Total admitted assets	$1,210,510	$769,929

Liabilities, capital and deficit

Liabilities:
Reserves for future policy benefits	$875,458	$510,729
Policy and contract claims	4,383	1,734
Total policy and contract liabilities	879,841	512,463

Accounts payable and accrued expenses	2,750	3,335
Other liabilities	3,368	5,832
Remittances and items not allocated	397	5,391
Separate account liabilities	231,283	203,511
Total liabilities	1,117,639	730,532

Capital and deficit:
Common stock, $2.00 par value; authorized 1,000 shares;
issued and outstanding 1,000 shares	2,000	2,000
Paid-in surplus	131,000	60,000
Unassigned deficit	(40,129)	(22,603)
Total capital and deficit	92,871	39,397

Total liabilities, capital and deficit	$1,210,510	$769,929

See accompanying notes.

Keyport Benefit Life Insurance Company

Statements of Operations-Statutory Basis

	Year ended December 31
	2001	2000
	(In Thousands)

Revenues:
Premiums and annuity considerations	$ 440,491	$ 371,738
Separate account fee income	2,973	2,467
Net investment income	52,586	23,955
Other revenues	313	90,414

Total revenues	496,363	488,574

Benefits and expenses:
Increase in reserves for future policy benefits	364,637	350,942
Surrender benefits	51,137	23,633
Annuity benefits	18,711	18,466
Other benefits	397	3,044
	434,882	396,085
Other operating expenses:
Commissions	23,882	24,746
General insurance expenses	1,477	1,365
Taxes, licenses and fees	1,320	477
Net transfers to separate accounts	46,235	84,235

Total benefits and expenses	507,796	506,908

Loss before federal income tax benefit
and net realized investment losses	(11,433)	(18,334)

Federal income tax benefit (excluding tax on capital
gains and losses)	(293)	(1,788)

Loss before net realized investment losses	(11,140)	(16,546)

Net realized investment losses, net of tax	(2,265)	(184)

Net loss	$ (13,405)	$ (16,730)

See accompanying notes.

Keyport Benefit Life Insurance Company

Statements of Capital and Deficit-Statutory Basis

				Total
	Common	Paid-in	Unassigned	Capital and
	Stock	Surplus	Deficit	Deficit
(In Thousands)

Balances at January 1, 2000	$2,000	$ 25,000	$ (5,473)	$21,527

Net loss			(16,730)	(16,730)
Change in nonadmitted assets			(189)	(189)
Change in asset valuation reserve			(728)	(728)
Prior year taxes			517	517
Capital contribution		35,000		35,000

Balances at December 31, 2000	2,000	60,000	(22,603)	39,397

Net loss	-	-	(13,405)	(13,405)
Change in nonadmitted assets	-	-	(2,204)	(2,204)
Change in asset valuation reserve	-	-	(1,917)	(1,917)
Capital contribution	-	71,000	-	71,000

Balances at December 31, 2001	$2,000	$131,000	$(40,129)	$92,871

See accompanying notes.

Keyport Benefit Life Insurance Company

Statements of Cash Flow-Statutory Basis

	Year ended December 31
	2001	2000
	(In Thousands)
Operations:
Premiums and annuity considerations	$440,491	$ 461,978
Net investment income received	47,509	18,947
Benefits paid	(67,596)	(43,766)
Commissions and other expenses	(26,756)	(26,552)
Net transfers to separate accounts	(46,463)	(87,549)
Separate account fee income	2,973	2,467
Other revenues received less other expenses	313	691
Federal income taxes recovered	749	5,153
Net cash provided by operations	351,220	331,369

Investment activities:
Proceeds from sales, maturities or repayments of investments	159,460	40,715
Cost of investments acquired	(571,236)	(387,234)
Net cash used in investment activities	(411,776)	(346,519)

Financing and other activities:
Capital contribution received	71,000	35,000
Other applications, net	(7,614)	4,183
Net cash provided by financing and other activities	63,386	39,183

Net increase in cash	2,830	24,033
Cash:
Beginning of year	$47,252	23,219

End of year	$50,082	$ 47,252

See accompanying notes.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements

December 31, 2001

1. Organization

Keyport Benefit Life Insurance Company ("the Company") is a wholly owned subsidiary of Keyport Life Insurance Company ("Keyport Life"). Prior to December 31, 2000, Keyport Life was a wholly owned subsidiary of SteinRoe Services Inc. ("SteinRoe"), which was a wholly owned subsidiary of Liberty Financial Companies, Inc. ("Liberty Financial"), an indirect subsidiary of Liberty Mutual Insurance Company. SteinRoe was merged into Liberty Financial on December 31, 2000. Effective after the close of business on October 31, 2001, all of the outstanding shares of Keyport Life and its subsidiaries, including the Company, were acquired by Sun Life of Canada (U.S.) Holdings, Inc. ("Life Holdco") for approximately $1.7 billion. Life Holdco is a member of the Sun Life Financial Group Insurance Holding Company System and is an indirect subsidiary of Sun Life Assurance Company of Canada. The Company is licensed in the State of New York and offers fixed and variable annuities and accident and health policies.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying financial statements have been prepared in accordance with insurance accounting practices prescribed or permitted by the New York State Insurance Department. These practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances are as follows: (a) the costs related to acquiring and renewing business are charged to current operations as incurred rather than deferred and amortized over the premium-paying period or in proportion to the present value of estimated gross profits; (b) life premiums are recognized as income over the premium paying period of the related policies and annuity considerations are recognized as revenue when received; (c) policy reserves are based on statutory mortality and interest requirements rather than full account value; (d) deferred federal income taxes are not provided for the difference between the financial reporting and tax bases of assets and liabilities for statutory purposes (as prescribed or permitted by the New York State Insurance Department), whereas, they are required for GAAP; (e) certain assets designated as "nonadmitted assets" (principally furniture and equipment, leasehold improvements and certain agents' debit balances) have been excluded from the balance sheet through a charge to surplus; (f) bonds are generally carried at amortized cost irrespective of the Company's investment portfolio activity; (g) the asset valuation reserve ("AVR"), which is in nature a contingency reserve for possible losses on investments, is recorded as a liability through a charge to surplus; and (h) the interest maintenance reserve ("IMR"), which is designed to include deferred realized gains and losses (net of applicable federal income taxes) due to interest rate changes on investments, is also recorded as a liability. These deferred net

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Basis of Presentation (continued)

realized investment gains or losses are amortized into future income generally over the original period to maturity of the assets sold.

Permitted Statutory Accounting Practices

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, version effective January 1, 2001, subject to any deviations prescribed or permitted by the Superintendent of Insurance of the State of New York.

In accordance with the practices prescribed by the State of New York, the Company did not adopt the components of Statement of Statutory Accounting Principles ("SSAP") No. 10, Income Taxes, which relates to deferred tax assets and deferred tax liabilities. The impact of not applying SSAP No. 10 in its entirety is a decrease in statutory surplus of $1,097,305 for the year ended December 31, 2001.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual, version effective January 1, 2001, are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company had no material cumulative change in accounting principles to report as of January 1, 2001.

Investments

All investments are valued in accordance with guidelines provided by the NAIC. Bonds are carried at amortized cost, except for those bonds in or near default, which are recorded at the lower of amortized cost or fair value. Equity securities of nonaffiliated companies are carried at fair value.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Investments (continued)

Realized investment gains and losses are calculated on a first-in, first-out basis. Net realized investment gains or losses include gains on sales of equity securities and credit-related gains and losses on fixed maturities, net of applicable federal income taxes. Interest-related realized investment gains or losses are deferred in the IMR and amortized under the grouped method. The grouped method classifies realized investment gains and losses, net of applicable taxes, according to the number of calendar years to expected maturity. The groupings are in bands of five calendar years, with amortization factors for each band provided by the NAIC's Securities Valuation Office.

For the mortgage-backed bond portion of the bond portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments, and any resulting adjustment is included in net investment income.

Cash and Short-term Investments

Cash and short-term investments represent cash balances and short-term investments having a maturity of three months or less when purchased. Short-term investments are stated at amortized cost.

Policy and Contract Reserves

The reserves for annuity and other accident and health contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods which produce reserves at least as great as those required by law and contract provisions.

Income and Expenses

Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Separate Accounts

Separate account assets, which are valued at fair value, consist principally of investments in mutual funds and are included as a separate caption in the balance sheet. The policyholders bear the investment risk. Investment income and changes in asset values related to policyholders are fully allocated to variable annuity and variable life policyholders and, therefore, do not affect the operating results of the Company. The Company provides administrative services and bears the mortality risk related to these contracts. The statement of income includes the premiums, benefits and other items (including transfers to and from the separate account) arising from the operations of the separate account.

Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in determining estimated fair values of financial instruments:

Bonds: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, the estimated fair values are determined using values from independent pricing services or, in the case of private placements, are determined by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the securities.

Cash and Short-Term Investments: The carrying value of cash and short-term investments approximates fair value.

Reserves for Future Policy Benefits: Deferred annuity contracts are assigned fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of the future cash flows at current pricing rates.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

2. Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made in the 2000 financial statements to conform to the classifications used in 2001.

3. Investments

Bonds

The carrying value and fair value of investments in long-term bonds as of December 31, 2001 and 2000 are as follows (in thousands):

	December 31, 2001
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

U.S. Treasury securities	$ 4,121	$ 113	$ 0	$ 4,234
Mortgage backed securities of
U.S. government corporations
and agencies	114,639	907	(67)	115,479
Corporate securities	651,932	22,889	(3,367)	671,454
Other mortgage-backed securities	53,211	2,955	(116)	56,050
Asset-backed securities	82,192	2,434	(1,014)	83,612

	$906,095	$29,298	$(4,564)	$930,829
	December 31, 2000
		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

U.S. Treasury securities	$ 4,921	$ 3	$ (70)	$ 4,854
Mortgage backed securities of
U.S. government corporations
and agencies	43,426	644	(39)	44,031
Corporate securities	332,926	7,562	(2,564)	337,924
Other mortgage-backed securities	47,350	2,011	(32)	49,329
Asset-backed securities	71,560	1,514	(362)	72,712

	$500,183	$11,734	$(3,067)	$508,850

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Contractual Maturities

The carrying value and fair value of bonds by contractual maturity as of December 31, 2001 are as follows (in thousands):

	December 31, 2001
	Carrying	Fair
	Value	Value

Due in one year or less	$ 11,835	$ 12,860
Due after one year through five years	413,174	429,341
Due after five years through ten years	180,642	183,487
Due after ten years	50,402	50,000

Mortgage and asset backed	250,042	255,141

Total bonds	$906,095	$930,829

At December 31, 2001 and 2000, bonds with an amortized cost of $612,946 and $500,000, respectively, were on deposit with state insurance departments to satisfy regulatory authorities.

Net Investment Income

Net investment income is summarized as follows (in thousands):

	Year ended December 31
	2001	2000

Bonds	$48,651	$22,497
Preferred stock	89	-
Cash and short-term investments	4,201	1,754
Gross investment income	52,941	24,251
Investment expenses	524	251
	52,417	24,000
Amortization of interest maintenance reserve	169	(45)

Net investment income	$52,586	$23,955

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

3. Investments (continued)

Net Investment Income (continued)

There were no non-income producing bonds as of December 31, 2001 and 2000. The Company's policy is to exclude all investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company had no due and accrued interest income excluded from surplus at December 31, 2001.

Net Realized Investment (Losses) Gains

Net realized investment (losses) gains are as follows (in thousands):

	Year ended December 31
	2001	2000
Bonds:
Gross gains	$ 3,284	$ 436
Gross losses	(7,983)	(673)
	(4,699)	(237)
Federal income tax benefit	(1,041)	(53)
	(3,658)	(184)
Less: realized losses transferred to the interest maintenance reserve (net of applicable federal income tax benefit of
$751 and $0 in 2001 and 2000)	(1,393)	-

Net realized investment losses	$ (2,265)	$ (184)

4. Federal Income Taxes

The Company files a consolidated federal income tax return with Keyport Life and another life insurance affiliate, Independence Life and Annuity Company. The Company and its affiliates will be eligible to file a consolidated return with Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("US Holdco") beginning 2006. US Holdco is a member of the Sun Life Financial Group Insurance Holding Company System and is an indirect subsidiary of Sun Life Assurance Company of Canada. Allocation of consolidated income is subject to a written agreement approved by the State of New York, effective January 1, 1998, and is based upon separate return calculations with current credit for net losses incurred to the extent those losses are used in the consolidated return. Intercompany balances are settled quarterly.

There were no operating loss or tax credit carry forwards available at December 31, 2001. The Company has no taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

4. Federal Income Taxes (continued)

In accordance with the practices prescribed by the State of New York, the Company did not adopt the components of SSAP No. 10, Income Taxes, which relates to deferred tax assets and deferred tax liabilities.

The current income tax benefit for the years ended December 31, 2001 and 2000 included a tax benefit on current year operations of $292,860 and $1,787,731, respectively. Among the more significant book to tax differences are the following at December 31, 2001 and 2000 (in thousands):

	December 31, 2001		December 31, 2000
	Amount	Tax Effect	Amount	Tax Effect
Loss before taxes	$ (11,433)	$ (4,002)	$ (18,334)	$ (6,417)
Book/tax reserves	5,412	1,894	5,323	1,863
Deferred acquisition costs	5,093	1,783	(471)	(165)
Investments	(944)	(330)	8,163	2,857
Dividend received deduction	(150)	(53)	(11)	(4)
Goodwill	3	1	-	-
Prior year taxes	-	414	-	-
Other, net	-	-	221	78
Taxable loss	$ (2,020)	$ (293)	$ (5,109)	$ (1,788)

Taxes payable of $2,519,891 and $3,104,754 are included in accounts payable and accrued expenses at December 31, 2001 and 2000, respectively.

5. Reinsurance

In the ordinary course of business, the Company reinsures certain risks associated with its life and annuity policies. Although reinsurance agreements contractually obligate the Company's reinsurers, the Company is contingently liable for these amounts in the event the assuming insurance organizations are unable to meet their contractual obligations. At December 31, 2001, the Company's reinsurance was concentrated with one company. Total insurance in force ceded was $304,233,336 and $321,431,307 at December 31, 2001 and 2000, respectively. Premiums ceded were $412,867 and $230,235 for the years ended December 31, 2001 and 2000, respectively.

As of December 31, 2001, the amount of aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than for nonpayment of premium or other similar credits) expected if all reinsurance agreements were terminated, by either party, is estimated at $15,443,722.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

6. Transactions with Affiliated Companies

The Company received additional capital contributions of $71,000,000 and $35,000,000 from Keyport Life for the years ended December 31, 2001 and 2000, respectively.

During December 2001, the Company entered into an administrative services agreement with Sun Capital Advisers, Inc. ("SCA"), an affiliate, under which SCA acts as investment manager for certain of the Company's portfolios. No material amounts had been charged for these services as of December 31, 2001.

Also during December 2001, the Company entered into a management services agreement with Sun Life Assurance Company of Canada ("SLOC") and Sun Life Assurance Company of Canada (U.S.) ("SLUS") whereby SLOC and SLUS provide administrative, financial, management, investment and other services to the Company. As of December 31, 2001, no material charges were incurred by the Company under this agreement.

Prior to the acquisition of the Company and certain affiliates on October 31, 2001 by Life Holdco, the Company had an agreement with Keyport Life whereby Keyport Life provided for corporate general and administrative expenses and corporate overhead, such as executive, legal support and investment management services. The total amount reimbursed Keyport Life by the Company was $1,283,509 and $1,450,963 in 2001 and 2000, respectively.

7. Dividend Restrictions

The maximum amount of dividends which can be paid by the Company without prior approval of the Superintendent of Insurance of the State of New York is subject to restrictions. On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to share holders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. No dividends were declared and paid during 2001. The Company has not paid dividends since its acquisition by Keyport Life.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

8. Commitments and Contingencies

Leases

The Company leases its home office, data processing equipment, furniture and certain office facilities from others under operating leases expiring in various years through 2006. Rental expense amounted to $20,400 and $17,808 for the years ended December 31, 2001 and 2000, respectively. The total of the minimum future rental payments under noncancelable operating leases having remaining terms in excess of one year at December 31, 2001 is $100,170.

Other Matters

The Company is not aware of any contingent liabilities arising from litigation, income taxes and other matters beyond the ordinary course of business that could have a material effect upon the financial condition of the Company.

The national tragedy of September 11, 2001 has had an adverse impact on the airline, hotel and hospitality businesses. The Company has fixed maturities invested in entities associated with these industries. The Company has considered the recoverability of these investments as of December 31, 2001 and has determined that no material other-than-temporary declines in value exist. The Company will continue to monitor the recoverability of these investments to determine if any other-than-temporary declines due to the decrease in market value are necessary. The Company has reviewed its insurance contracts to quantify potential losses, if any, as a result of the tragedy and has determined that there is no material claims exposure to the Company.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

9. Annuity Reserves

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows (in thousands):

	Amount	Percent
Subject to discretionary withdrawal (with adjustment)
At book value less current surrender charge of 5%
or more	$ 871,600	78.56%
At market value	222,498	20.06%
Total with adjustment or at market value	1,094,098	98.62%
Subject to discretionary withdrawal (without
adjustment) at book value with minimal or no	15,315	1.37%
charge or adjustment
Not subject to discretionary withdrawal	42.01%

Total gross annuity reserves and deposit fund liabilities	1,109,455	100.00%

Less: reinsurance ceded	15,444

Total net annuity reserves and deposit fund liabilities	$1,094,011

The carrying value and fair value of the Company's reserves for future policy benefits at December 31, 2001 was $875.5 million and $833.1 million, respectively, and $510.7 million and $509.4 million at December 31, 2000, respectively.

Keyport Benefit Life Insurance Company

Notes to Statutory-Basis Financial Statements (continued)

10. Separate Accounts

The Company had reserves for nonguaranteed separate accounts subject to discretionary withdrawal at a market value of $231,282,846 and $203,511,421 at December 31, 2001 and 2000, respectively. A reconciliation of the amounts transferred to and from the separate accounts is presented below (in thousands):

Year ended December 31 2001
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers from separate accounts	$56,414
Transfers to separate accounts	(10,179)
Net transfers to separate accounts	46,235
Reconciling adjustments	-
Transfers as reported in the Summary of Operations
of the Life, Accident & Health Annual Statement	$46,235

11. Risk-Based Capital

Life and health insurance companies are required to calculate Risk-Based Capital (RBC) in accordance with instructions set forth by the NAIC. RBC is a means of setting the capital standards for insurance companies to support their operations and encompasses various risks associated with the business, including asset quality, premium volume, policy reserves and interest rates. The RBC is then compared to the Company's total adjusted capital, which is comprised of reported capital and surplus adjusted for the asset valuation reserve. The Company's capital and surplus exceeds the RBC requirements at December 31, 2001.